[PERFORMANCE FUNDS LOGO]

December 21, 2001

Dear Shareholder:

We are pleased to present you the Performance Funds Trust's semi-annual report for the six months ended November 30, 2001. The Performance Funds are comprised of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund, and The Leaders Equity Fund, (individually a "Fund", collectively the "Funds"). All of the Funds are managed by Trustmark Financial Services, Inc.

ECONOMIC REVIEW

We are now half way through the fiscal year and much has transpired in the way of economic news. The most influential occurrence is, of course, the September 11th attacks on America. Coming at a time when the economy was already struggling for recovery from a collapse of many years of prosperous growth, this served to deepen the downturn. Prior to the attacks, a handful of economists forecasted that the U.S. economy would enter a recession this year. The evidence is now out and the U.S. economy indeed entered a recession around the turn of the year.

Historically, fiscal and monetary policy stimulus has typically resulted in a "V-shaped" recovery from recession. Both forms of stimulus are evident now and have been put in place by government officials to help to lift the economy out of recession. Monetary stimulus, although arguably not yet effective, has been implemented by the Federal Reserve. By cutting short-term interest rates another 200 basis points, the Federal Funds target rate stood at 2.0% at the end of November. The yield curve has shifted down, with rates dropping across the curve. This has allowed consumers to refinance mortgages or take new mortgages at very low interest rates. New cash is then freed for spending and helps the economy to surge at some point in the future. Monetary policy usually affects the economy with a lag of six to nine months. In addition, fiscal policy stimulus, to the tune of $110 billion (in the form of new spending and tax cuts) is already in the pipeline, and some of this money is currently being spent.

Complicating matters for the Fed, the economy has been sending mixed signals of late. By some measures, the recession looks to be nearly over. The stock market, which typically rallies about six months before a recession's end, has made significant progress since hitting bottom on September 21st, and yield spreads between corporate bonds and United States Treasury's have begun to narrow, suggesting that investors have become less risk-averse. In the meantime, the tragic events of September 11th haven't caused nearly the economic damage initially feared. A sharp decline in oil prices, mortgage rates and other costs of borrowing helped boost consumer spending by 2.9% in October, more than offsetting September's 1.7% decline. Although most of that increase is attributable to a 26% surge in auto sales, boosted by generous financing incentives, it's nevertheless encouraging to see consumers responding to discounts. Manufacturing activity, though still contracting, also appears to have stabilized.

The job market continues to deteriorate, however, threatening to derail consumer and investor confidence. In November, the unemployment rate jumped to 5.7% (up from 4.0% at the beginning of the calendar year) as businesses eliminated 331,000 positions across a broad swath of industries. New rounds of layoffs should cause the unemployment rate to spike above the 6.0% level, which is a psychologically important indicator. The news stories of higher unemployment create fear of additional layoffs and reduced spending.

The pace and extent of the recovery will ultimately hinge on the correction of many imbalances that built up during the unprecedented 10-year economic expansion. These include the reversal of the excessive pace of capital spending (especially for information technology), a reduction in inventory levels and productive capacity and the repair of consumer balance sheets after five years of unprecedented spending. Although consumer spending has so far defied the odds, rising strongly even in the face of increasing joblessness and growing debt burdens, some amount of snapback is all but inevitable early next year, as the savings rate slowly rises to historical norms and the stock market likely pulls back. Moreover, because consumer spending has held up so well, there's none of the pent-up demand that normally gets released once businesses have completed the inventory-adjustment process.

Whatever path the economy ultimately takes should lead it to 3.5% to 4.0% annual growth by the end of 2002 most economists are predicting. It is important to remember that recession is a process, and the contractionary process unfolds gradually, but eventually all recessions do end, monetary and fiscal policy does work, and the economy eventually recovers. This is mostly due to the indomitable spirit of American consumers and American business. The opportunities are there to be had. It is up to investors to take them.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
---------------

Trustmark Financial Services, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE CHAIRMAN OF THE BOARD THROUGH THE SIX MONTHS ENDED NOVEMBER 30, 2001. THE CHAIRMAN OF THE BOARD'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MONEY MARKET FUND

The Money Market Fund (the "Fund") provided shareholders with a return of 1.54%(1) (Institutional Class Shares) for the six months ended November 30, 2001. The past six months have seen the Federal Reserve continue to lower short-term interest rates in an effort to jump-start the economy. As a result, investment yields for the Fund have continued to move lower. Hopefully these aggressive moves by the Federal Reserve will begin to have some positive effect on the economy in the next few quarters since investment yields are now lower than two percent. Along with the slowing of the economy, several investment grade names, such as Ford Motor Credit Company and General Motors Acceptance Corporation, have had their ratings lowered by one or both of the major ratings agencies. This has caused the Fund to look for other investments such as using more United States Government Agency issues to replace the lack of supply in commercial paper names due to these downgrades. The Fund will continue to work towards providing the best yield possible for its shareholders without compromising the integrity of the credit quality of the portfolio.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper and repurchase agreements.(2) The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

(1) The returns set forth reflect the reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns for the period would have been lower.

(2) Portfolio composition is subject to change.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND

The Short Term Government Income Fund (the "Fund") provided shareholders with a return of 3.88% (Institutional Class Shares) for the six months ended November 30, 2001. The net asset value for the Fund's Institutional Class Shares fluctuated during the period from a low of $10.00 per share back in June to a high of $10.26 per share on November 7. The Fund closed the period at a net asset value of $10.17 per share. Interest rates in the short sector of the curve continued to move lower during the period and the Fund was able to capture some of these price gains for our shareholders. We did this while also in a fairly defensive posture for the Fund since rates have come so far so fast. The Fund maintained a lower duration than that in the past in an effort to minimize any price volatility that might have happened during this period if rates had suddenly gone back up. The Fund took this position as a result of the many interest rate cuts made by the Federal Reserve during the period that could have spurred some economic recovery during the time frame. The events of September 11th helped make sure that whatever economic recovery might have been occurring was quickly extinguished and short-term interest rates plummeted in a resulting flight to quality after the terrorist attacks. For example, the two-year Treasury note moved 50 basis points (1/2%) lower in one trading session after September 11th. These rates have since returned to a more normal trading pattern but two-year U.S. Treasury Notes continue to yield less at the end of the period than they did before September 11th.

The Fund will continue to try and capture the incremental yield available in the short end of the U.S. fixed income securities markets for the benefit of our shareholders. We will continue to use our strategy of buying high quality securities from the U.S. Treasury, Agency, Mortgage and Corporate markets so our shareholders will be well diversified across many different sectors of the market.(1)

Signed,

/s/ Jonathan Rogers

Kelly J. Collins
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

Institutional Class Shares saw a return of 6.08%(1) during the six months ended November 30, 2001. This return is exemplary, however, the number itself seems sterile to the events of the period. Bond prices continued their steady advance in expectation of further weakness in the economy. Bond prices have been an excellent leading indicator of economic expectations over the last two years. Bonds started to rally well in advance of the first weak economic statistics, and have been further spurred by every weak number since. The Federal Reserve (the "Fed") answered the call by continuing to lower short term rates from 4% to 2%, with more rate cuts expected. The economy has definitely cooled down from its "boiling over" state, as bond prices predicted would happen. Surprisingly, the event which marks this period in history, a violent act of foreign aggression on our own soil, had only a temporary impact on bonds. And while the United States Treasury Department announcement of a sudden change in our country's debt financing sparked the biggest bond market rally in 14 years, it was only answered by the biggest bond market sell-off in 14 years. The fact is, bonds were mostly influenced by the same fundamental economic forces -- when the economy slows, investors park their money in interest rate investments. But for how long?

The key to this bond market is understanding that bonds are not an indicator of current events, they are an indicator of what investors think will happen. Just as bonds reacted early to the impending slowdown of our economy, they may now be beginning to react to changes expected in the future. As the Fed has repeatedly lowered short term rates, long term rates have not followed in tandem. During this period, 2 year rates fell over 1.80%, while long term rates fell less than half that amount. This frustrated the homebuyer, who saw the Fed Funds fall to 2.00%, yet saw mortgage rates return to near 7.00%. The 2 year U.S. Treasury Note at May 31, 2001, had a yield only 0.19% higher than the Fed Funds rate, and at November 30, 2001, 0.84% higher than the Fed Funds rate. The bond market is changing, and it may be telling us that there is a brighter economic future, albeit moderate or delayed. Bond investors are certainly worried that this could occur, and that is the reason longer term yields are not falling with short term yields. We are more inclined to believe that bonds are "forward looking", and are beginning the process of discounting an eventual upwards turnaround in the economy. We recognize that there are some income enhancing sectors in bonds, but we are not looking for aggressive stances in our portfolio.(2)

Signed,

/s/Jonathan Rogers

Jonathan Rogers, CFA
Vice President & Trust Investment Officer
Senior Vice President and Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the six months ended November 30, 2001 the Large Cap Equity Fund (the "Fund"), Institutional Class Shares, returned -6.90%. Although the Fund's return was negative for the period, it does compare favorably to our benchmark, the Standard & Poor's 500 Stock Index(1), which returned -8.66%. The summer and fall of 2001 have continued to be a difficult time for equities -- with the September 11th terrorist attacks in particular adding uncertainty to the business environment, and in turn, the stock market.

The Fund's best performing holdings represent a variety of economic sectors with consumer non-durables producer Procter & Gamble Company returning 23%, health care products maker Johnson & Johnson, Inc. up 19%, retailer Circuit City Stores, Inc. up 17%, and electronics manufacturer Motorola, Inc. up 13%. The Gap, Inc., whose brands include the Gap, Banana Republic, and Old Navy, had the largest loss in value for the period with a -57% return. Technology companies continued to furnish the Fund with losses with EMC Corporation down 46%, Nortel Networks Corporation down 42%, and Compaq Computer Corporation down by 36%.

Corporate earnings have continued to erode over the past six months as the United States (the "U.S.") has officially been in a recession since March. To combat this, the Federal Reserve has made ten rate cuts this year in order to stimulate economic activity. Since rate cuts typically take six months to nine months to work their way through the economy, the cuts made in the first quarter of the year are just now beginning to have the desired effect. Our focus continues to be on security selection and we believe that the Fund is well positioned as the U.S. economy begins to recover from a recession.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2001(2):

 1.  General Electric Company          4.71%
 2.  Microsoft Corporation             4.36%
 3.  Pfizer, Inc.                      3.60%
 4.  Exxon Mobil Corporation           3.55%
 5.  Wal-Mart Stores, Inc.             3.39%
 6.  Intel Corporation                 3.21%
 7.  Citigroup, Inc.                   3.11%
 8.  American International Group,
     Inc.                              2.60%
 9.  International Business Machines
     Corporation                       2.37%
10.  Merck & Company, Inc.             2.26%

Signed,

/s/ Charles H. Windham, Jr.    /s/ Douglas H. Ralston

Charles H. Windham, Jr.                                 /s/Douglas P. Muenzenmay
Douglas H. Ralston, CFA
Douglas P. Muenzenmay, CFA
Portfolio Managers
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's 500 Stock Index (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2001.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the six months ended November 30, 2001 the Mid Cap Equity Fund (the "Fund"), Institutional Class Shares returned -7.38% compared to the Standard & Poor's MidCap 400 Stock Index(1), which returned -6.77%.

The relative performance of the Fund was favorably impacted by holdings in the business services and restaurant sectors. Specifically, the shares of Apollo Group, Inc. increased 32% in the period, and Nvidia Corporation rose 28%. Other names in the sector that did well included Affiliated Computer Services, Inc. up 29%, and Concord EFS, Inc. up 18%. CBRL Group, Inc. (formerly Cracker Barrel), in the restaurant group, returned 52% and Brinker International, Inc. (Chili's, Macaroni Grill, On the Border, Cozymel's) shares increased 14%. On the downside, positions in Jones Apparel Group, Inc. (down 29%) and Americredit Corporation (down 55%) penalized performance. Other disappointments were Ivax Corporation (down 38%) and International Rectifier Corporation, which fell 44%.

The market is still feeling the effects of the bear market. Yet on a relative basis, the middle-sized companies have held up better than larger ones. We expect this trend to continue in the coming quarters and years as mid-cap issues have historically performed well following market and economic bottoms. They are generally not as expensive as bigger names, yet their business prospects are as attractive, if not more so, than the typical large company. This recession, and the attendant bear market in stocks, will end at some point, and we anticipate that middle-sized companies will fully participate in the recovery.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2001(2):

 1.  S&P 400 Mid-Cap Depositary        4.44%
     Receipt
 2.  A. G. Edwards, Inc.               3.74%
 3.  Jones Apparel Group, Inc.         3.10%
 4.  Beckman Coulter, Inc.             2.87%
 5.  Genzyme Corporation               2.24%
 6.  International Game Technologies   2.05%
 7.  Energy East Corporation           1.95%
 8.  Cleco Corporation                 1.77%
 9.  Apollo Group, Inc.                1.54%
10.  Concord EFS, Inc.                 1.50%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
Vice President and Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's MidCap 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2001.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SMALL CAP EQUITY FUND(1)

For the six months ended November 30, 2001, the Small Cap Equity Fund (the "Fund"), Institutional Class Shares, returned -5.10% compared to the Standard & Poor's 600 SmallCap Index(2) (the "Index") return of -2.62% for the same period.

As the economy continues to struggle, the small-capitalization market remains a relatively strong performer versus its larger capitalization peers. Following the September 11th attacks, year-to-date returns for the Index fell to -19%. An extremely short-lived flight to quality benefited the Fund shareholders and relative performance improved. As the rally continued, however, lower quality and smaller capitalization names within the Index have outperformed.

As a leading indicator, the market is looking through the earnings trough and pricing a recovery into some former leading issues. We feel it may be too soon to make this assumption and are maintaining a more conservative stance. Small capitalization names remain relatively attractive to their peers from a valuation standpoint and assuming we are in, or close to, the beginning stages of an economic recovery.

For the six month period, sectors hit the hardest were more cyclical in nature including: engineering and construction, publishing and textiles. Falling oil prices hurt the oil and gas producers and equipment makers and the World Trade Center attacks sent airline stocks tumbling. On the positive side, selected financials and retailers gained. In addition, the homebuilders and trucking companies continued to hold up well.

Selected companies that hurt performance this period included Shaw Group, Inc., Swift Energy and Vintage Petroleum, Inc., falling 54%, 45% and 43% respectively. On the positive side, CACI International, Inc. rose 82%, Ryan's Family Steak Houses, Inc. was up 61%, Whole Foods Market, Inc. gained 50% and D. R. Horton, Inc. was up 36%.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2001(3):

 1.  iShares S&P 600 SmallCap Index    2.44%
 2.  Michaels Stores, Inc.             2.03%
 3.  Smithfield Foods, Inc.            1.50%
 4.  Varian Medical Systems, Inc.      1.49%
 5.  Alliant Techsystems, Inc.         1.48%
 6.  D. R. Horton, Inc.                1.43%
 7.  Anixter International             1.24%
 8.  Cephalon, Inc.                    1.24%
 9.  Constellation Brands, Inc.        1.23%
10.  Coventry Health Care, Inc.        1.19%

Signed,

/s/Douglas P. Muenzenmay
Douglas P. Muenzenmay, CFA
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) Small capitalization funds typically carry additional risks since small companies generally have higher company specific risk and historically their stock have experienced a greater degree of market volatility than larger company stocks on average.

(2) The Standard & Poor's 600 SmallCap Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2001.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2001. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LEADERS EQUITY FUND

For the six months ended November 30, 2001 the Leaders Equity Fund (the "Fund"), Institutional Class Shares, returned -15.21% while the Russell 1000 Index(1) returned -8.76% and the Russell 1000 Growth Index(2) returned -9.52%. As indicated by the Fund performance, there have been few dominant trends in the market the past six months. Value stocks led through most of the summer, defensive names held up better in the aftermath of the September 11th terrorist attacks, and then technology and telecommunications stocks rallied in October and November after being severely depressed for the past year and a half.

The Fund's top performing holdings for the period emerged from very different economic sectors. Adult education provider Apollo Group, Inc. returned 32%, Tenet Healthcare Corporation, owner and operator of hospitals and related facilities, returned 32%, retailer Lowe's Companies, Inc. returned 25%, and information technology services provider Affiliated Computer Services, Inc. returned 16%. The losses realized in the Fund were concentrated in the pharmaceutical industry with Ivax Corporation down 51%, Perrigo down 29%, and Barr Laboratories down 24% during the period. Centex, a diversified homebuilder, also hurt the Fund's performance with a holding period return of -35%.

Even though the National Bureau of Economic Research recently declared the economy has been in a recession since March of this year, there are signs that recovery might not be far away. We also expect economic activity to begin picking up as the Federal Reserve has cut interest rates five times since June 1st of this year to jumpstart the economy. As always, the Fund will attempt to focus on companies that have superior earnings growth and price appreciation potential.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2001(3):

 1.  Tenet Healthcare Corporation      3.91%
     Affiliated Computer Services,
 2.  Inc.                              3.60%
 3.  Apollo Group, Inc.                3.51%
 4.  Lowe's Companies, Inc.            3.45%
 5.  RPM Inc.                          3.24%
 6.  Concord EFS, Inc.                 3.14%
 7.  Harley Davidson, Inc.             3.12%
 8.  Moody's Corporation               3.11%
 9.  Nvidia Corporation                3.08%
10.  Mohawk Industries, Inc.           3.06%

Signed,

/s/ Douglas H. Ralston, CFA

Douglas H. Ralston, CFA
Vice President and Portfolio Manager
Trustmark Financial Services, Inc.

/s/ Douglas P. Muenzenmay, CFA

Douglas P. Muenzenmay, CFA
Portfolio Manager
Trustmark Financial Services, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

(2) The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The performance of these indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2001.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2001. The manager's views are subject to change at any time based on the market and other conditions.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 2001
(Unaudited)

 PRINCIPAL                                                                  MOODY'S/S&P    AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS         COST
 ---------                        --------------------                      -----------    ---------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 51.8%
              FEDERAL FARM CREDIT BANK -- 5.5%
$35,000,000   1.93%, 12/13/01  ...........................................    Aaa/N/R     $ 34,977,483
                                                                                          ------------
              FEDERAL HOME LOAN BANK -- 21.0%
 15,000,000   2.26%, 12/7/01 .............................................    Aaa/N/R       14,994,350
 30,000,000   2.00%, 12/12/01 ............................................    Aaa/N/R       29,981,667
 30,619,000   2.20%, 12/14/01 ............................................    Aaa/N/R       30,594,674
 25,000,000   2.02%, 1/4/02 ..............................................    Aaa/N/R       24,952,306
 15,000,000   1.85%, 1/11/02 .............................................    Aaa/N/R       14,968,396
 10,000,000   2.37%, 12/12/02 ............................................    Aaa/N/R       10,000,000
 10,000,000   2.50%, 12/12/02 ............................................    Aaa/N/R       10,000,000
                                                                                          ------------
                                                                                           135,491,393
                                                                                          ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.6%
 20,000,000   2.32%, 12/7/01 .............................................    Aaa/N/R       19,992,267
  8,258,000   2.22%, 12/18/01 ............................................    Aaa/N/R        8,250,240
 30,000,000   2.01%, 12/26/01 ............................................    Aaa/N/R       29,958,125
 35,000,000   2.02%, 1/2/02 ..............................................    Aaa/N/R       34,937,155
 14,217,000   2.29%, 1/3/02 ..............................................    Aaa/N/R       14,187,156
 25,000,000   2.01%, 1/22/02 .............................................    Aaa/N/R       24,932,472
                                                                                          ------------
                                                                                           132,257,415
                                                                                          ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.1%
 20,000,000   1.94%, 2/7/02 ..............................................    Aaa/N/R       19,926,711
                                                                                          ------------
              STUDENT LOAN MARKETING ASSOCIATION -- 1.6%
 10,000,000   2.65%, 10/25/02, MTN .......................................    Aaa/N/R       10,000,000
                                                                                          ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ................................    332,653,002
                                                                                          ------------
              COMMERCIAL PAPER -- 40.8%
              AUTOMOTIVE -- 2.3%
 15,000,000   Toyota Motor Credit Corporation, 2.02%, 12/14/01 ...........      P1/A1+      14,989,058
                                                                                          ------------
              BEVERAGES -- 3.1%
 20,000,000   Coca Cola Company, 2.00%, 12/21/01 .........................      P1/A1       19,977,778
                                                                                          ------------
              CHEMICALS -- 3.0%
 19,000,000   Clorox Company, 2.00%, 12/11/01 ............................      P1/A1       18,989,444
                                                                                          ------------
              COMPUTERS -- 3.1%
 20,000,000   Hewlett-Packard Company, 1.95%, 1/15/02 ....................      P1/A1+      19,951,250
                                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 PRINCIPAL                                                                  MOODY'S/S&P    AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS         COST
 ---------                        --------------------                      -----------    ---------
              COMMERCIAL PAPER (CONTINUED)
              CONSUMER GOODS & SERVICES -- 7.8%
$15,000,000   Kimberly-Clark Corporation, 2.43%, 12/3/01 .................      P1/A1+    $ 14,997,975
 10,000,000   Kimberly-Clark Corporation, 1.97%, 1/18/02 .................      P1/A1        9,973,733
 25,000,000   Procter & Gamble Company, 2.00%, 1/30/02 ...................      P1/A1       24,916,667
                                                                                          ------------
                                                                                            49,888,375
                                                                                          ------------
              ENERGY -- 3.6%
 12,000,000   Texaco, Inc., 2.17%, 12/13/01 ..............................      P1/A1       11,991,320
 11,000,000   Texaco, Inc., 2.02%, 1/10/02 ...............................      P1/A1+      10,975,311
                                                                                          ------------
                                                                                            22,966,631
                                                                                          ------------
              FINANCIAL SERVICES -- 10.1%
 20,000,000   Bear Stearns Company, 2.37%, 12/6/01 .......................      P1/A1       19,993,417
 20,000,000   General Electric Capital Corporation, 2.25%, 12/4/01 .......      P1/A1+      19,996,250
 10,000,000   Wells Fargo & Company, 2.17%, 12/5/01 ......................      P1/A1        9,997,589
 15,000,000   Wells Fargo & Company, 2.25%, 12/28/01 .....................      P1/A1       14,974,688
                                                                                          ------------
                                                                                            64,961,944
                                                                                          ------------
              MULTIMEDIA -- 3.9%
 25,000,000   Gannett Company, 2.05%, 12/20/01 ...........................      P1/A1       24,972,951
                                                                                          ------------
              UTILITIES -- 3.9%
 25,000,000   National Rural Utilities, 2.05%, 1/8/02 ....................    P-1/A-1+      24,945,903
                                                                                          ------------
              TOTAL COMMERCIAL PAPER ..................................................    261,643,334
                                                                                          ------------
              CORPORATE BONDS -- 0.8%
              FINANCIAL SERVICES -- 0.8%
  5,000,000   General Electric Capital Corporation, 8.10%, 12/3/01 .......    Aaa/AAA        5,000,408
                                                                                          ------------
              TOTAL CORPORATE BONDS ...................................................      5,000,408
                                                                                          ------------
              MUNICIPAL BONDS -- 1.2%
              MISSISSIPPI -- 1.2%
  7,630,000   Mississippi Business Finance Corporation, 4.09%, 4/1/21 ....    N/R/AA-        7,630,000
                                                                                          ------------
              TOTAL MUNICIPAL BONDS ...................................................      7,630,000
                                                                                          ------------
              CERTIFICATES OF DEPOSIT -- 2.3%
 15,000,000   First Tennessee Bank, N.A., 2.43%, 12/3/01 .................       A1/A       15,000,000
                                                                                          ------------
              TOTAL CERTIFICATES OF DEPOSIT ...........................................     15,000,000
                                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 PRINCIPAL                                                                                 AMORTIZED
  AMOUNT                          SECURITY DESCRIPTION                                        COST
 ---------                        --------------------                                     ---------
              REPURCHASE AGREEMENTS -- 6.4%
$40,760,740   BA Securities, 2.07%, 12/3/01 (collateralized by Federal
              Home Loan Bank securities) .................................                $ 40,760,740
                                                                                          ------------
              TOTAL REPURCHASE AGREEMENTS .............................................     40,760,740
                                                                                          ------------
              TOTAL (Amortized Cost $662,687,484)(a) ..................................   $662,687,484
                                                                                          ============

---------------

Percentages indicated are based on net assets of $641,704,308.

(a) Cost for federal income tax and financial reporting purposes is the same.

N/R  -- Not Rated

MTN -- Medium Term Note

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 2001
(Unaudited)

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 64.4%
             FEDERAL FARM CREDIT BANK -- 2.3%
$2,000,000   5.76%, 7/7/03...............................................  $ 2,085,440
                                                                           -----------
             FEDERAL HOME LOAN BANK -- 34.9%
 2,000,000   6.25%, 11/15/02.............................................    2,075,360
 4,000,000   5.00%, 2/14/03..............................................    4,120,000
 2,000,000   7.00%, 2/14/03..............................................    2,107,160
 1,500,000   7.25%, 5/15/03..............................................    1,597,500
 2,000,000   6.88%, 8/15/03..............................................    2,132,500
 3,500,000   5.25%, 2/13/04..............................................    3,640,000
 2,000,000   4.88%, 4/16/04..............................................    2,065,000
 6,500,000   4.88%, 5/14/04..............................................    6,711,250
 2,000,000   4.75%, 6/28/04..............................................    2,057,500
 5,000,000   3.63%, 10/15/04.............................................    4,975,000
                                                                           -----------
                                                                            31,481,270
                                                                           -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.4%
 2,000,000   7.00%, 2/15/03..............................................    2,107,500
 3,500,000   5.00%, 5/15/04..............................................    3,631,250
 3,500,000   6.88%, 1/15/05..............................................    3,808,875
 5,157,102   6.00%, 5/15/17, Series 2054 (PA)............................    5,258,491
                                                                           -----------
                                                                            14,806,116
                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.8%
 1,500,000   5.75%, 4/15/03..............................................    1,563,075
 3,000,000   6.50%, 8/15/04..............................................    3,225,540
 5,000,000   3.50%, 9/15/04..............................................    4,993,750
                                                                           -----------
                                                                             9,782,365
                                                                           -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................   58,155,191
                                                                           -----------
             U.S. TREASURY OBLIGATIONS -- 18.6%
             U.S. TREASURY BILLS -- 10.0%
 9,000,000   1.94%, 12/6/01..............................................    8,997,090
                                                                           -----------
             U.S. TREASURY NOTES -- 7.0%
 1,250,000   6.50%, 5/31/02..............................................    1,279,188
 5,000,000   3.63%, 8/31/03..............................................    5,079,250
                                                                           -----------
                                                                             6,358,438
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. TREASURY OBLIGATIONS (CONTINUED)
             U.S. TREASURY STRIPS -- 1.6%
$1,500,000   6.06%, 5/15/02..............................................  $ 1,489,005
                                                                           -----------
             TOTAL U.S. TREASURY OBLIGATIONS.............................   16,844,533
                                                                           -----------
             CORPORATE BONDS -- 12.5%
             AUTOMOTIVE -- 1.1%
 1,000,000   DaimlerChrysler, 7.13%, 3/1/02..............................    1,008,750
                                                                           -----------
             ELECTRONICS -- 1.1%
 1,000,000   Sony Corporation, 6.13%, 3/4/03.............................    1,033,750
                                                                           -----------
             FINANCIAL SERVICES -- 5.8%
 1,000,000   CIT Group, Inc., 6.38%, 10/1/02.............................    1,031,250
 1,000,000   Ford Motor Credit Corporation, 6.55%, 9/10/02...............    1,023,750
 1,000,000   General Electric Capital Corporation, 7.00%, 2/3/03.........    1,047,500
 1,000,000   Lehman Brothers Holdings, Inc., 7.00%, 10/1/02..............    1,035,000
 1,000,000   Morgan Stanley Dean Witter, 6.88%, 3/1/03...................    1,047,500
                                                                           -----------
                                                                             5,185,000
                                                                           -----------
             HEALTH CARE -- 1.2%
 1,000,000   Abbott Laboratories, 5.13%, 7/1/04..........................    1,037,500
                                                                           -----------
             INDUSTRIAL GOODS & SERVICES -- 1.1%
 1,000,000   Baker Hughes, Inc., 5.80%, 2/15/03..........................    1,028,750
                                                                           -----------
             RAILROADS -- 1.1%
 1,000,000   Consolidated Rail Corporation, 5.58%, 11/15/02..............    1,022,500
                                                                           -----------
             TELECOMMUNICATIONS -- 1.1%
 1,000,000   Qwest Communications, Inc., 6.13%, 7/15/02..................    1,013,750
                                                                           -----------
             TOTAL CORPORATE BONDS.......................................   11,330,000
                                                                           -----------
             INVESTMENT COMPANIES -- 4.0%
 3,620,887   AIM Treasury Money Market...................................    3,620,887
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................    3,620,887
                                                                           -----------
             TOTAL (Cost $87,546,848)(a).................................  $89,950,611
                                                                           ===========

---------------

Percentages indicated are based on net assets of $90,389,628.

(a) Aggregate cost for federal income tax purposes is substantially the same.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 2001
(Unaudited)

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 54.8%
             FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 0.9%
$1,000,000   5.93%, 6/4/08...............................................  $  1,052,130
                                                                           ------------
             FEDERAL FARM CREDIT BANK -- 3.8%
 2,000,000   5.63%, 9/2/03...............................................     2,086,980
 2,000,000   5.88%, 7/28/08..............................................     2,095,000
                                                                           ------------
                                                                              4,181,980
                                                                           ------------
             FEDERAL HOME LOAN BANK -- 5.8%
 3,000,000   6.13%, 8/15/03..............................................     3,160,260
 2,000,000   7.13%, 2/15/05..............................................     2,187,300
 1,000,000   6.38%, 8/15/06..............................................     1,077,540
                                                                           ------------
                                                                              6,425,100
                                                                           ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.5%
 2,000,000   6.63%, 9/15/09..............................................     2,190,000
 1,000,000   5.63%, 3/15/11..............................................     1,013,750
 3,900,000   Series 2206 (VQ), 7.00%, 8/15/14............................     4,111,302
 2,000,000   6.75%, 9/15/29..............................................     2,175,020
                                                                           ------------
                                                                              9,490,072
                                                                           ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
 1,000,000   7.33%, 4/2/07, MTN, Callable 4/2/02 @ 100...................     1,018,500
 1,000,000   6.17%, 1/15/08, MTN, Callable 1/15/03 @ 100.................     1,033,440
 1,000,000   6.16%, 1/23/08, MTN, Callable 1/23/03 @ 100.................     1,033,770
   500,000   6.51%, 5/6/08, MTN, Callable 5/6/03 @ 100...................       522,785
 2,766,352   Pool #253299, 7.00%, 4/1/20.................................     2,861,348
 1,597,787   Pool #252717, 7.50%, 9/1/29.................................     1,669,703
                                                                           ------------
                                                                              8,139,546
                                                                           ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 21.3%
    10,783   Pool #271741, 9.00%, 3/15/20................................        11,837
 5,000,000   Series 1999-23 B, 6.50%, 7/20/25............................     5,212,650
 5,000,000   Series 2000-06 BA, 7.00%, 9/20/26...........................     5,200,950
 3,320,053   Pool #510559, 7.00%, 10/15/29...............................     3,428,187
 3,078,227   Pool #510534, 7.50%, 10/15/29...............................     3,220,010
 3,201,935   Pool #529127, 8.00%, 2/15/30................................     3,371,861
 3,044,000   Pool #2000-26 CH, 7.00%, 2/20/30............................     3,181,193
                                                                           ------------
                                                                             23,626,688
                                                                           ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
             TENNESSEE VALLEY AUTHORITY -- 7.2%
$2,000,000   6.38%, 6/15/05..............................................  $  2,130,000
 2,000,000   7.14%, 5/23/12..............................................     2,257,500
 3,500,000   6.00%, 3/15/13..............................................     3,613,750
                                                                           ------------
                                                                              8,001,250
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................    60,916,766
                                                                           ------------
             U.S. TREASURY OBLIGATIONS -- 14.5%
             U.S. TREASURY BONDS -- 4.3%
 3,000,000   7.25%, 5/15/16..............................................     3,547,950
 1,000,000   7.25%, 8/15/22..............................................     1,206,250
                                                                           ------------
                                                                              4,754,200
                                                                           ------------
             U.S. TREASURY INFLATION PROTECTED BONDS -- 1.9%
 2,048,580   3.50%, 1/15/11..............................................     2,063,289
                                                                           ------------
             U.S. TREASURY NOTES -- 8.3%
 5,000,000   6.50%, 10/15/06.............................................     5,519,100
 3,500,000   5.63%, 5/15/08..............................................     3,726,520
                                                                           ------------
                                                                              9,245,620
                                                                           ------------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    16,063,109
                                                                           ------------
             CORPORATE BONDS -- 28.3%
             AEROSPACE/DEFENSE -- 0.9%
   250,000   Raytheon Company, 7.38%, 7/15/25, Callable 7/15/05 @
             102.88......................................................       237,500
   250,000   Rockwell International Corporation, 6.63%, 6/1/05...........       264,688
   500,000   Rockwell International Corporation, 6.15%, 1/15/08..........       498,750
                                                                           ------------
                                                                              1,000,938
                                                                           ------------
             AUTOMOTIVE -- 0.9%
 1,000,000   General Motors Corporation, 7.10%, 3/15/06..................     1,037,500
                                                                           ------------
             BEVERAGES -- 1.0%
 1,000,000   Coca-Cola Enterprises, 7.13%, 9/30/09.......................     1,088,750
                                                                           ------------
             CHEMICALS -- 0.7%
   500,000   Air Products & Chemicals, Inc., 7.38%, 5/1/05...............       535,000
   250,000   Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       243,750
                                                                           ------------
                                                                                778,750
                                                                           ------------
             CONSUMER NON-DURABLE -- 0.5%
   250,000   American Home Products Corporation, 7.25%, 3/1/23...........       250,938
   250,000   Kimberly-Clark Corporation, 6.88%, 2/15/14..................       275,000
                                                                           ------------
                                                                                525,938
                                                                           ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             ELECTRIC & ELECTRONIC EQUIPMENT -- 1.0%
$1,000,000   Emerson Electric, 7.13%, 8/15/10............................  $  1,085,000
                                                                           ------------
             ENERGY -- 0.9%
 1,000,000   Conoco, Inc., 5.90%, 4/15/04................................     1,041,250
                                                                           ------------
             FINANCIAL SERVICES -- 9.5%
   500,000   American General Corporation, 6.75%, 6/15/05................       533,125
   250,000   American General Corporation, 7.50%, 7/15/25................       277,500
   500,000   Bankers Trust Corporation, 7.50%, 11/15/15..................       543,125
 1,000,000   Bear Stearns Company Inc., 7.63%, 2/1/05....................     1,069,999
   250,000   Chase Manhattan Corporation, 6.50%, 1/15/09.................       260,313
   500,000   CNA Financial Corporation, 6.60%, 12/15/08..................       415,625
   250,000   First Bank, 6.88%, 4/1/06...................................       264,688
 1,000,000   Ford Motor Credit Corporation, 7.75%, 2/15/07...............     1,063,749
   650,000   General Electric Capital Corporation, 6.90%, 9/15/15........       715,000
   500,000   Household Finance Corporation, 6.88%, 3/1/07................       531,250
   500,000   Household Finance Corporation, 7.30%, 7/30/12...............       511,875
   500,000   ITT Hartford Corporation, 7.30%, 11/1/15....................       526,875
   500,000   John Deere Capital Corporation, 6.00%, 2/15/09..............       493,125
 1,000,000   Merrill Lynch & Company, 7.15%, 7/30/12.....................     1,015,000
   500,000   NationsBank, 6.38%, 5/15/05.................................       522,500
   350,000   NationsBank, 7.19%, 7/30/12.................................       357,000
   500,000   Texaco Capital, Inc., 5.70%, 12/1/08........................       505,625
 1,000,000   Xerox Capital Europe PLC, 5.88%, 5/15/04....................       883,750
                                                                           ------------
                                                                             10,490,124
                                                                           ------------
             FOOD PRODUCTS & SERVICES -- 1.9%
 1,000,000   Campbell Soup Company, 6.75%, 2/15/11.......................     1,058,750
 1,000,000   Heinz (H.J.) Company, 6.00%, 3/15/08........................     1,023,750
                                                                           ------------
                                                                              2,082,500
                                                                           ------------
             HEALTH CARE -- 0.4%
   500,000   Baxter International, Inc., 6.63%, 2/15/28..................       486,875
                                                                           ------------
             OFFICE EQUIPMENT & SERVICES -- 0.9%
 1,000,000   Pitney Bowes, Inc., 5.95%, 2/1/05...........................     1,041,250
                                                                           ------------
             PHARMACEUTICALS -- 0.2%
   250,000   Eli Lilly & Company, 7.13%, 6/1/25..........................       273,750
                                                                           ------------
             RAILROADS -- 1.4%
   500,000   Norfolk Southern Railway Corporation, 7.00%, 6/15/05........       533,750
 1,000,000   Union Tank Car Company, 6.79%, 5/1/10.......................     1,010,000
                                                                           ------------
                                                                              1,543,750
                                                                           ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             RETAIL -- 0.7%
$  250,000   J.C. Penney & Company, 6.88%, 10/15/15......................  $    206,250
   500,000   Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       521,250
                                                                           ------------
                                                                                727,500
                                                                           ------------
             TELECOMMUNICATIONS -- 3.7%
   500,000   AT&T Corporation, 6.00%, 3/15/09............................       478,125
   250,000   Motorola, Inc., 6.50%, 3/1/08...............................       243,438
   250,000   Nortel Networks Corporation, 6.88%, 9/1/23..................       176,875
   500,000   Qwest Communications, Inc., 6.38%, 7/15/08..................       485,000
   250,000   Qwest Communications, Inc., 7.50%, 6/15/23..................       235,625
   250,000   SBC Communications Capital Corporation, 7.20%, 10/15/26.....       248,750
   500,000   SBC Communications, Inc., 7.00%, 8/15/05....................       529,375
   240,000   SBC Communications, Inc., 7.13%, 8/1/07.....................       256,500
 1,000,000   Verizon Communications, 6.00%, 9/1/07.......................       998,749
   250,000   Verizon Communications, 7.25%, 2/15/24......................       247,188
   250,000   Verizon Communications, 7.00%, 7/15/25......................       237,500
                                                                           ------------
                                                                              4,137,125
                                                                           ------------
             UTILITIES -- 3.7%
   500,000   Central Power & Light Company, 6.63% 7/1/05.................       519,999
   250,000   Consolidated Edison Company of New York, Inc., 6.63%,
             7/1/05......................................................       262,500
   250,000   Consolidated Edison Company of New York, Inc., 7.50%,
             6/15/23.....................................................       247,188
   250,000   Duke Energy Corporation, 6.88%, 8/1/23......................       245,938
   250,000   Edison International, 6.90%, 10/1/18........................       237,500
   250,000   Northern States Power Company, 7.13%, 7/1/25................       252,813
   250,000   Pacific Gas & Electric Company, 6.25%, 3/1/04...............       241,250
   250,000   Pacific Gas & Electric Company, 7.25%, 8/1/26...............       242,500
   250,000   Scottish Power PLC, 6.63%, 6/1/07...........................       257,813
 1,000,000   South Carolina Electric and Gas, 7.50%, 6/15/05.............     1,077,499
   500,000   Virginia Electric & Power Company, 6.75%, 2/1/07............       515,000
                                                                           ------------
                                                                              4,100,000
                                                                           ------------
             TOTAL CORPORATE BONDS.......................................    31,441,000
                                                                           ------------
             INVESTMENT COMPANIES -- 1.6%
 1,800,497   AIM Treasury Money Market...................................     1,800,497
                                                                           ------------
             TOTAL INVESTMENT COMPANIES..................................     1,800,497
                                                                           ------------
             TOTAL (Cost $103,503,174)(a)................................  $110,221,372
                                                                           ============

---------------

Percentages indicated are based on net assets of $111,097,196.

(a) Aggregate cost for federal income tax purposes is substantially the same.

MTN -- Medium Term Note

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS -- 98.7%
            AEROSPACE/DEFENSE -- 1.2%
   22,386   Northrop Grumman Corporation................................  $  2,101,598
                                                                          ------------
            AUTOMOTIVE -- 1.0%
   38,596   Ford Motor Company..........................................       731,008
   21,000   General Motors Corporation..................................     1,043,700
                                                                          ------------
                                                                             1,774,708
                                                                          ------------
            BEVERAGES -- 3.9%
   38,000   Anheuser Busch Companies, Inc. .............................     1,637,800
   58,000   Coca Cola Company...........................................     2,723,680
   49,000   PepsiCo, Inc. ..............................................     2,382,870
                                                                          ------------
                                                                             6,744,350
                                                                          ------------
            BUSINESS EQUIPMENT & SERVICES -- 0.1%
    9,000   Agilent Technologies, Inc.(b)...............................       245,430
                                                                          ------------
            COMPUTER EQUIPMENT -- 3.8%
   16,210   Computer Associates International, Inc. ....................       539,307
   29,000   EMC Corporation(b)..........................................       486,910
  168,000   Intel Corporation...........................................     5,486,880
                                                                          ------------
                                                                             6,513,097
                                                                          ------------
            COMPUTER SOFTWARE -- 7.2%
  155,000   Cisco Systems, Inc.(b)......................................     3,168,200
  116,000   Microsoft Corporation(b)....................................     7,448,360
  123,000   Oracle Corporation(b).......................................     1,725,690
                                                                          ------------
                                                                            12,342,250
                                                                          ------------
            COMPUTERS -- 5.0%
   39,000   Compaq Computer Corporation.................................       395,850
   76,418   Dell Computer Corporation(b)................................     2,134,355
   54,000   Hewlett Packard Company.....................................     1,187,460
   35,000   International Business Machines Corporation.................     4,045,650
   50,000   Sun Microsystems, Inc.(b)...................................       712,000
                                                                          ------------
                                                                             8,475,315
                                                                          ------------
            CONSUMER GOODS & SERVICES -- 9.1%
   91,085   AOL Time Warner, Inc.(b)....................................     3,178,866
   30,877   Colgate-Palmolive Company...................................     1,801,982
   44,770   Gillette Company............................................     1,463,979
   15,439   Hershey Foods Corporation...................................     1,010,637
   27,789   Kimberly-Clark Corporation..................................     1,616,486
   30,000   Procter & Gamble Company....................................     2,323,800
   33,000   The Walt Disney Company.....................................       675,510
    7,720   Unilever NV - ADR...........................................       439,268

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            CONSUMER GOODS & SERVICES (CONTINUED)
   23,451   Viacom, Inc., Class B(b)....................................  $  1,023,636
   38,596   Wrigley (WM.) Jr. Company...................................     1,950,642
                                                                          ------------
                                                                            15,484,806
                                                                          ------------
            DIVERSIFIED -- 7.7%
   40,140   Alcoa, Inc. ................................................     1,549,404
  209,000   General Electric Company....................................     8,046,500
    7,720   Illinois Tool Works, Inc. ..................................       473,622
   20,000   Textron, Inc. ..............................................       793,000
   40,140   Tyco International Limited..................................     2,360,232
                                                                          ------------
                                                                            13,222,758
                                                                          ------------
            ENERGY -- 6.3%
   23,930   ChevronTexaco Corporation...................................     2,034,289
  162,098   Exxon Mobil Corporation.....................................     6,062,466
   54,000   Royal Dutch Petroleum Co. ..................................     2,610,360
                                                                          ------------
                                                                            10,707,115
                                                                          ------------
            FINANCIAL SERVICES -- 14.2%
   50,946   American Express Company....................................     1,676,633
   47,858   Bank of America Corporation.................................     2,937,524
   37,052   Bank of New York Company, Inc. .............................     1,453,920
  111,000   Citigroup, Inc. ............................................     5,316,899
   34,000   Federal Home Loan Mortgage Corporation......................     2,249,780
   31,000   Federal National Mortgage Association.......................     2,436,600
   30,877   FleetBoston Financial Corporation...........................     1,134,730
   35,508   J.P. Morgan Chase & Company.................................     1,339,362
   27,000   Merrill Lynch & Company.....................................     1,352,430
   22,386   Morgan Stanley Dean Witter & Company........................     1,242,423
   23,157   SunTrust Banks, Inc. .......................................     1,464,912
   38,596   Wells Fargo & Company.......................................     1,651,909
                                                                          ------------
                                                                            24,257,122
                                                                          ------------
            HEALTH CARE -- 16.5%
   52,490   Abbott Laboratories.........................................     2,886,950
   39,367   American Home Products Corporation..........................     2,365,957
   32,420   Baxter International, Inc. .................................     1,685,840
   49,000   Bristol-Myers Squibb Company................................     2,634,240
   36,280   Eli Lilly & Company.........................................     2,999,268
   62,000   Johnson & Johnson, Inc. ....................................     3,611,500
   57,000   Merck & Company, Inc. ......................................     3,861,749
  142,000   Pfizer, Inc. ...............................................     6,150,019

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (CONTINUED)
   49,000   Schering-Plough Corporation.................................  $  1,750,770
                                                                          ------------
                                                                            27,946,293
                                                                          ------------
            INSURANCE -- 3.5%
   44,770   Allstate Corporation........................................     1,532,925
   54,000   American International Group, Inc. .........................     4,449,600
                                                                          ------------
                                                                             5,982,525
                                                                          ------------
            RETAIL -- 6.9%
   15,439   Circuit City Stores, Inc. ..................................       270,954
   14,000   Gap, Inc. ..................................................       185,220
   50,946   Home Depot, Inc. ...........................................     2,377,140
   43,000   McDonald's Corporation......................................     1,154,120
  105,000   Wal-Mart Stores, Inc. ......................................     5,790,751
   62,000   Walgreen Company............................................     2,046,000
                                                                          ------------
                                                                            11,824,185
                                                                          ------------
            TECHNOLOGY -- 0.5%
    8,000   QUALCOMM, Inc.(b)...........................................       469,760
   11,000   Texas Instruments, Inc. ....................................       352,550
                                                                          ------------
                                                                               822,310
                                                                          ------------
            TELECOMMUNICATIONS -- 6.7%
   50,000   AT&T Corporation............................................       874,500
   60,000   BellSouth Corporation.......................................     2,310,000
   46,000   Motorola, Inc. .............................................       765,440
   66,383   Nortel Networks Corporation - ADR...........................       517,787
   76,000   SBC Communications, Inc. ...................................     2,840,880
   37,823   Sprint Corporation..........................................       824,163
   64,000   Verizon Communications......................................     3,008,001
   25,000   Worldcom, Inc.(b)...........................................       363,500
                                                                          ------------
                                                                            11,504,271
                                                                          ------------
            TRANSPORTATION & SHIPPING -- 0.4%
   13,123   FedEx Corporation(b)........................................       601,821
                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            UTILITIES -- 4.7%
   34,736   Consolidated Edison Company of New York, Inc. ..............  $  1,341,504
   43,226   DTE Energy Company..........................................     1,785,234
   34,736   Entergy Corporation.........................................     1,281,758
   40,140   FirstEnergy Corporation.....................................     1,355,929
   20,000   Mirant Corporation(b).......................................       488,200
   77,190   Southern Company............................................     1,756,073
                                                                          ------------
                                                                             8,008,698
                                                                          ------------
            TOTAL COMMON STOCKS.........................................   168,558,652
                                                                          ------------
            INVESTMENT COMPANIES -- 1.3%
2,288,197   AIM Treasury Money Market...................................     2,288,197
                                                                          ------------
            TOTAL INVESTMENT COMPANIES..................................     2,288,197
                                                                          ------------
            TOTAL (Cost $94,506,387)(a).................................  $170,846,849
                                                                          ============

---------------

Percentages indicated are based on net assets of $170,795,827.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.

ADR -- American Depositary Receipt

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2001
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS -- 89.9%
             AUTOMOTIVE -- 0.2%
     5,000   Superior Industries International, Inc. ....................  $   195,250
                                                                           -----------
             BOOK PUBLISHING -- 0.7%
    11,000   Readers Digest Association..................................      247,500
     9,000   Scholastic Corporation(b)...................................      391,050
                                                                           -----------
                                                                               638,550
                                                                           -----------
             BUSINESS EQUIPMENT & SERVICES -- 5.9%
    30,000   Apollo Group, Inc.(b).......................................    1,346,400
    13,000   Cintas Corporation..........................................      555,620
    44,000   Concord EFS, Inc.(b)........................................    1,318,240
    10,000   CSG Systems International, Inc.(b)..........................      309,500
     7,000   Jacobs Engineering Group, Inc.(b)...........................      482,650
     7,000   NCO Group, Inc.(b)..........................................      121,590
    11,000   Quanta Services, Inc.(b)....................................      171,050
    12,000   SEI Corporation.............................................      486,000
    10,000   Waters Corporation(b).......................................      365,500
                                                                           -----------
                                                                             5,156,550
                                                                           -----------
             CAPITAL GOODS -- 1.6%
     9,000   Newport News Shipbuilding, Inc. ............................      608,310
    13,000   Precision Castparts Corporation.............................      334,750
    10,000   Teleflex, Inc. .............................................      424,000
                                                                           -----------
                                                                             1,367,060
                                                                           -----------
             CHEMICALS -- 0.6%
    12,000   Albemarle Corporation.......................................      267,240
     7,000   Cabot Corporation...........................................      254,170
                                                                           -----------
                                                                               521,410
                                                                           -----------
             COMPUTER EQUIPMENT -- 1.2%
    17,000   Mentor Graphics Corporation(b)..............................      385,390
    12,000   Synopsys, Inc.(b)...........................................      660,360
                                                                           -----------
                                                                             1,045,750
                                                                           -----------
             COMPUTER SOFTWARE -- 2.8%
     6,000   Checkfree Corporation(b)....................................      101,460
    23,000   DST Systems, Inc.(b)........................................    1,097,100
    19,000   Symantec Corporation(b).....................................    1,234,430
                                                                           -----------
                                                                             2,432,990
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             COMPUTERS -- 4.2%
    10,000   Affiliated Computer Services, Inc./Class A(b)...............  $   933,800
    10,000   Electronic Arts, Inc.(b)....................................      604,600
    15,000   Fiserv, Inc.(b).............................................      586,200
    11,000   Integrated Device Technology, Inc.(b).......................      324,280
    15,000   Quantum Corporation Digital Linear Tape & Storage(b)........      142,500
    15,000   Rational Software Corporation(b)............................      285,750
    28,000   SunGard Data Systems(b).....................................      785,680
                                                                           -----------
                                                                             3,662,810
                                                                           -----------
             CONSUMER GOODS & SERVICES -- 8.5%
    18,000   American Standard Companies(b)..............................    1,143,000
     6,000   Banta Corporation...........................................      172,680
     6,000   Carlisle Companies, Inc. ...................................      201,360
     4,000   Church & Dwight, Inc. ......................................      105,200
    29,000   International Game Technologies(b)..........................    1,797,710
    87,000   Jones Apparel Group, Inc.(b)................................    2,716,140
     7,299   Lancaster Colony Corporation................................      244,079
     5,000   Suiza Foods Corporation(b)..................................      301,050
     1,500   Washington Post Company.....................................      765,000
                                                                           -----------
                                                                             7,446,219
                                                                           -----------
             DIVERSIFIED -- 0.3%
     5,189   Tyco International Limited..................................      305,113
                                                                           -----------
             ELECTRONICS -- 3.7%
    13,000   Arrow Electronics, Inc.(b)..................................      357,760
    47,000   Atmel Corporation(b)........................................      387,750
    13,000   Cypress Semiconductor Corporation(b)........................      299,260
    20,000   Microchip Technology, Inc.(b)...............................      722,200
    18,000   Nvidia Corporation(b).......................................      983,520
    16,000   SCI Systems, Inc.(b)........................................      458,400
                                                                           -----------
                                                                             3,208,890
                                                                           -----------
             ENERGY -- 6.8%
    12,000   BJ Services Company(b)......................................      334,320
     6,000   Black Hills Corporation.....................................      184,500
    11,000   ENSCO International, Inc. ..................................      221,320
     9,310   GlobalSantaFe Corporation...................................      225,302
     6,000   Helmerich & Payne, Inc. ....................................      169,020
    12,000   Murphy Oil Corporation......................................      862,920
    14,000   Noble Affiliates, Inc. .....................................      457,800
    43,000   Ocean Energy, Inc. .........................................      761,960
     8,000   Questar Corporation.........................................      186,080
     5,000   Smith International, Inc.(b)................................      226,300

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             ENERGY (CONTINUED)
    22,000   Ultramar Diamond Shamrock Corporation.......................  $ 1,056,000
    30,000   Valero Energy Corporation...................................    1,050,000
     8,000   Weatherford International, Inc.(b)..........................      267,760
                                                                           -----------
                                                                             6,003,282
                                                                           -----------
             ENTERTAINMENT -- 0.3%
    31,000   Park Place Entertainment(b).................................      260,400
                                                                           -----------
             FINANCIAL SERVICES -- 15.2%
    20,000   Americredit Corporation(b)..................................      462,000
    12,000   Associated Bancorp..........................................      411,240
    13,000   Astoria Financial Corporation...............................      645,710
     9,000   City National Corporation...................................      391,950
    28,000   Dime Bancorp, Inc. .........................................      966,560
    77,000   Edwards (A.G.), Inc. .......................................    3,280,200
    10,000   First Tennessee National Corporation........................      359,800
     9,000   First Virginia Banks, Inc. .................................      429,660
     4,000   Greater Bay Bancorp.........................................       96,560
    26,000   GreenPoint Financial Corporation............................      931,840
    11,000   Legg Mason, Inc. ...........................................      519,750
    17,000   M & T Bank Corporation......................................    1,198,500
     8,000   Marshall & Ilsley Corporation...............................      491,440
    13,000   Mercantile Bankshares Corporation...........................      538,330
    16,000   National Commerce Financial Co. ............................      384,000
     7,500   Neuberger Berman, Inc. .....................................      296,850
    13,000   North Fork Bancorporation, Inc. ............................      393,770
    15,000   TCF Financial Corporation...................................      689,250
     8,000   Waddell & Reed Financial....................................      216,080
     7,000   West America Bankcorporation................................      272,930
     7,000   Zions Bancorporation........................................      337,960
                                                                           -----------
                                                                            13,314,380
                                                                           -----------
             FOOD -- 0.4%
     9,000   McCormick & Company.........................................      387,000
                                                                           -----------
             HEALTH CARE -- 15.3%
     9,250   AmerisourceBergen Corporation...............................      550,283
    14,000   Apria Healthcare Group, Inc.(b).............................      336,840
    60,000   Beckman Coulter, Inc. ......................................    2,514,000
    10,000   Dentsply International......................................      465,700
    20,000   Express Scripts, Inc., Class A(b)...........................      822,000
    18,000   First Health Group Corporation(b)...........................      432,900
    36,000   Genzyme Corporation, General Division(b)....................    1,966,320
    25,000   Health Management Associates, Inc., Class A(b)..............      487,750
    12,000   Health Net, Inc.(b).........................................      240,000

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
    12,000   Hillenbrand Industry, Inc. .................................  $   631,680
    11,000   Idec Pharmaceuticals Corporation(b).........................      773,300
    37,500   Ivax Corporation(b).........................................      772,500
    16,000   Millennium Pharmaceuticals(b)...............................      545,440
    13,000   Mylan Laboratories, Inc. ...................................      448,240
    10,000   Oxford Health Plans, Inc.(b)................................      288,100
    18,000   Quest Diagnostics, Inc.(b)..................................    1,111,680
     6,000   Sepracor, Inc.(b)...........................................      299,400
    10,000   Trigon Healthcare, Inc.(b)..................................      646,500
     5,000   Vertex Pharmaceuticals, Inc.(b).............................      126,500
                                                                           -----------
                                                                            13,459,133
                                                                           -----------
             INSURANCE -- 3.4%
     5,000   Allmerica Financial Corporation.............................      214,450
    12,000   Everest Re Group Limited....................................      857,400
    12,000   MONY Group, Inc. ...........................................      375,840
    30,000   Old Republic International Corporation......................      805,500
    11,000   The PMI Group, Inc. ........................................      694,650
                                                                           -----------
                                                                             2,947,840
                                                                           -----------
             MACHINERY & EQUIPMENT -- 0.3%
     2,000   SPX Corporation(b)..........................................      243,000
     3,000   Stewart & Stevenson Services, Inc. .........................       53,550
                                                                           -----------
                                                                               296,550
                                                                           -----------
             RAW MATERIALS -- 0.7%
     9,000   Bowater, Inc. ..............................................      432,810
     7,000   Cytec Industries, Inc.(b)...................................      179,130
                                                                           -----------
                                                                               611,940
                                                                           -----------
             RESIDENTIAL BUILDING CONSTRUCTION -- 0.3%
     6,000   Lennar Corporation..........................................      223,200
                                                                           -----------
             RESTAURANTS -- 1.2%
    25,000   Brinker International, Inc.(b)..............................      700,000
    15,000   CBRL Group, Inc. ...........................................      387,450
                                                                           -----------
                                                                             1,087,450
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             RETAIL -- 2.5%
    12,000   Abercrombie & Fitch Company(b)..............................  $   288,000
     9,000   American Eagle Outfitters(b)................................      219,960
    12,000   Barnes & Noble, Inc.(b).....................................      370,800
    21,000   Family Dollar Stores, Inc. .................................      625,800
    12,000   Nieman Marcus Group, Inc.(b)................................      352,200
     6,000   Payless Shoesource, Inc.(b).................................      331,860
                                                                           -----------
                                                                             2,188,620
                                                                           -----------
             TECHNOLOGY -- 3.2%
     8,000   AMETEK, Inc. ...............................................      230,800
    18,500   Cadence Design Systems, Inc.(b).............................      441,225
    13,000   International Rectifier Corporation(b)......................      434,980
     9,000   L-3 Communications Holdings, Inc.(b)........................      750,420
     7,000   Micrel, Inc.(b).............................................      204,820
    14,000   Tech Data Corporation(b)....................................      641,340
     9,000   TriQuint Semiconductor, Inc.(b).............................      143,100
                                                                           -----------
                                                                             2,846,685
                                                                           -----------
             TELECOMMUNICATIONS -- 1.1%
    17,000   Broadwing, Inc.(b)..........................................      161,840
    13,000   RF Micro Devices, Inc.(b)...................................      315,250
     5,000   Telephone & Data Systems, Inc. .............................      450,000
                                                                           -----------
                                                                               927,090
                                                                           -----------
             TRANSPORTATION -- 0.3%
    10,000   Alexander & Baldwin, Inc. ..................................      240,500
                                                                           -----------
             UTILITIES -- 9.2%
    14,000   AGL Resources...............................................      300,020
    14,000   Allete Company..............................................      331,240
    77,400   Cleco Corporation...........................................    1,551,096
    23,000   Conectiv, Inc. .............................................      551,540
    33,000   DPL, Inc. ..................................................      775,500
    94,000   Energy East Corporation.....................................    1,711,740
    14,000   National Fuel Gas Company...................................      313,320
    20,000   Oklahoma Gas & Electric Company.............................      437,400
    26,000   Pioneer Natural Resources Company(b)........................      435,500
    10,000   Public Service Company of New Mexico........................      260,000
    22,000   Puget Sound Energy, Inc. ...................................      426,800
    32,000   Teco Energy, Inc. ..........................................      845,120
     7,000   Western Resources, Inc. ....................................      120,750
                                                                           -----------
                                                                             8,060,026
                                                                           -----------
             TOTAL COMMON STOCKS.........................................   78,834,688
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             COMMON STOCKS (CONTINUED)
             DEPOSITARY RECEIPTS -- 4.4%
    44,000   S&P 400 Mid-Cap Depositary Receipt..........................  $ 3,898,400
                                                                           -----------
             TOTAL DEPOSITARY RECEIPTS...................................    3,898,400
                                                                           -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.4%
             FEDERAL HOME LOAN BANK -- 3.4%
 3,000,000   1.85%, 3/5/02...............................................    2,986,200
                                                                           -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................    2,986,200
                                                                           -----------
             INVESTMENT COMPANIES -- 2.3%
 2,028,843   Performance Money Market Fund...............................    2,028,843
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................    2,028,843
                                                                           -----------
             WARRANTS -- 0.0%
    43,000   Dime Bancorp, Inc.(b).......................................        5,590
                                                                           -----------
             TOTAL WARRANTS..............................................        5,590
                                                                           -----------
             TOTAL (Cost $75,806,812)(a).................................  $87,753,721
                                                                           ===========

---------------

Percentages indicated are based on net assets of $87,711,113.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS -- 95.9%
            BUSINESS EQUIPMENT & SERVICES -- 8.8%
   12,000   AdvancePCS(b)...............................................  $   332,280
    5,000   ADVO, Inc.(b)...............................................      191,000
    3,000   CACI International, Inc. Class A(b).........................      221,910
    8,000   Checkpoint Systems, Inc.(b).................................       84,560
    4,800   FactSet Research Systems, Inc. .............................      143,904
    2,500   Fair Issac & Company, Inc. .................................      147,850
    6,500   Filenet Corporation(b)......................................      108,745
    4,000   ITT Educational Services, Inc.(b)...........................      149,400
    3,000   John H. Harland Company.....................................       59,550
   25,000   Labor Ready, Inc.(b)........................................      114,250
    4,000   Maximus, Inc.(b)............................................      156,400
    8,300   NDCHealth Corporation.......................................      273,485
    7,900   Pre-Paid Legal Services, Inc.(b)............................      150,890
    6,000   Stewart Information Services Corporation(b).................      121,740
    6,200   TETRA Technologies, Inc.(b).................................      125,426
    7,700   Tetra Technology, Inc.(b)...................................      194,810
   11,000   United Stationers, Inc.(b)..................................      320,430
    8,700   URS Corporation(b)..........................................      205,320
                                                                          -----------
                                                                            3,101,950
                                                                          -----------
            CAPITAL GOODS -- 7.2%
    4,800   Belden, Inc. ...............................................      104,160
    5,000   Building Materials Holding Corporation(b)...................       56,250
    6,700   C&D Technologies, Inc. .....................................      138,020
    6,000   CARBO Ceramics Inc. ........................................      200,100
    4,900   Clarcor, Inc. ..............................................      131,614
    6,100   Coherent, Inc.(b)...........................................      186,050
    4,000   Elcor Corporation...........................................       98,840
    6,200   Electro Scientific Industries, Inc.(b)......................      175,770
    5,000   Esterline Technologies Corporation(b).......................       75,500
    2,700   Florida Rock Industries.....................................       83,025
    4,000   Gardner Denver, Inc.(b).....................................       86,800
    5,600   Graco, Inc. ................................................      194,880
    2,700   Insituform Technologies, Inc. Class A(b)....................       59,265
   17,500   Interface, Inc. ............................................       86,800
    5,000   Oshkosh Truck Corporation...................................      213,500
    2,500   Roper Industries, Inc. .....................................      105,000
    7,600   Shaw Group, Inc.(b).........................................      204,364
    1,300   SPS Technologies, Inc.(b)...................................       42,640
   11,500   Technitrol, Inc. ...........................................      277,150
                                                                          -----------
                                                                            2,519,728
                                                                          -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            CONSUMER DURABLE -- 1.8%
    2,300   Arctic Cat, Inc. ...........................................  $    38,019
    5,000   Copart, Inc.(b).............................................      171,400
    7,000   Polaris Industries, Inc. ...................................      370,650
    5,000   TBC Corporation(b)..........................................       59,750
                                                                          -----------
                                                                              639,819
                                                                          -----------
            CONSUMER NON-DURABLE -- 7.4%
    3,000   American Italian Pasta Company(b)...........................      111,300
    6,000   AptarGroup, Inc. ...........................................      196,800
   11,400   Constellation Brands, Inc.(b)...............................      432,060
    3,400   Dupont Photomask, Inc.(b)...................................      128,180
    7,400   Fleming Companies, Inc. ....................................      191,660
    2,700   J & J Snack Foods(b)........................................       64,611
    2,600   K-Swiss, Inc. ..............................................       83,564
    3,000   Libbey, Inc. ...............................................       99,000
    8,000   NBTY, Inc.(b)...............................................       92,960
    3,800   Performance Food Group Company(b)...........................      129,200
    6,900   Phillips-Van Heusen Corporation.............................       75,900
    5,900   Ralcorp Holdings, Inc.(b)...................................      120,655
   20,800   Smithfield Foods, Inc.(b)...................................      526,240
    5,000   Timberland Company, Class A(b)..............................      173,850
    3,000   United Natural Foods, Inc.(b)...............................       67,530
    5,850   Wet Seal, Inc.(b)...........................................      123,669
                                                                          -----------
                                                                            2,617,179
                                                                          -----------
            CONSUMER SERVICES -- 2.8%
    2,000   Action Performance Companies, Inc.(b).......................       66,100
    4,400   Anchor Gaming(b)............................................      267,960
    6,000   Argosy Gaming Company(b)....................................      196,800
   10,800   Aztar Corporation(b)........................................      171,180
    5,000   JAKKS Pacific, Inc.(b)......................................      124,950
    3,000   THQ, Inc.(b)................................................      171,870
                                                                          -----------
                                                                              998,860
                                                                          -----------
            ENERGY -- 4.5%
    6,000   Cabot Oil & Gas Corporation.................................      132,540
    5,500   Newfield Exploration Company(b).............................      169,950
    4,400   Offshore Logistics, Inc.(b).................................       81,620
    3,800   Patina Oil & Gas Corporation................................      103,892
    6,000   Plains Resources, Inc.(b)...................................      145,500
    8,100   Pogo Producing Company......................................      191,565
    3,500   Stone Energy Corporation(b).................................      124,775
    5,700   Tom Brown, Inc.(b)..........................................      133,380
   12,700   Vintage Petroleum, Inc. ....................................      157,226

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            ENERGY (CONTINUED)
   22,000   XTO Energy, Inc. ...........................................  $   357,500
                                                                          -----------
                                                                            1,597,948
                                                                          -----------
            FINANCIAL SERVICES -- 12.1%
    5,000   Anchor BanCorp Wisconsin, Inc. .............................       89,600
    3,000   Barra, Inc.(b)..............................................      140,070
    4,000   Commerce Bancorp............................................      299,000
    3,600   Commercial Federal Corporation..............................       91,584
    7,000   Community First Bankshares, Inc. ...........................      171,780
    5,000   Cullen/Frost Bankers, Inc. .................................      140,750
    5,100   Delphi Financial Group......................................      169,575
    6,500   Dime Community Bancshares...................................      163,215
    7,200   Downey Financial Corporation................................      257,760
    5,000   Financial Federal Corporation(b)............................      141,550
   10,000   First American Financial Corporation........................      178,500
    5,300   First Midwest Bancgroup, Inc. ..............................      177,868
    4,700   FirstFed Financial Corporation(b)...........................      112,565
    1,100   Hilb, Rogal & Hamilton Company..............................       65,373
    7,000   Hudson United Bancorp.......................................      185,500
    4,400   MAF Bancorp, Inc. ..........................................      127,732
    5,400   New York Community Bancorp..................................      123,660
    2,000   Philadelphia Consolidated Holding Corporation(b)............       69,262
   12,900   Raymond James Financial, Inc. ..............................      416,670
   18,800   Staten Island Bancorp, Inc. ................................      278,240
   10,000   Sterling Bancshares, Inc. ..................................      116,300
    5,000   Susquehanna Bancshares, Inc. ...............................      100,600
   25,000   TrustCo Bank Corporation....................................      304,000
    4,000   UCBH Holdings, Inc. ........................................      111,960
    4,000   United Bankshares, Inc. ....................................      108,560
    3,900   Washington Federal, Inc. ...................................       95,823
                                                                          -----------
                                                                            4,237,497
                                                                          -----------
            HEALTH CARE -- 14.5%
    3,400   Alpharma, Inc. Class A......................................       81,532
    6,000   Cephalon, Inc.(b)...........................................      436,439
    2,400   Cerner Corporation(b).......................................      126,984
    7,050   Conmed Corporation(b).......................................      126,548
    4,200   Cooper Companies, Inc. .....................................      185,220
   20,000   Coventry Health Care, Inc.(b)...............................      419,600
    5,000   Datascope Corporation.......................................      187,550
    8,000   Diagnostic Products Corporation.............................      347,280
    2,000   Haemonetics Corp.(b)........................................       81,000
    3,000   IDEXX Laboratories, Inc.(b).................................       87,000
    5,000   Invacare Corporation........................................      177,000

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (CONTINUED)
    5,000   Medicis Pharmaceutical Corporation, Class A(b)..............  $   295,500
    3,000   Mentor Corporation..........................................       84,930
    5,000   Mid Atlantic Medical Services, Inc.(b)......................      101,450
    9,000   Orthodontic Centers Of America, Inc.(b).....................      254,160
   11,000   Owens & Minor, Inc. ........................................      206,800
    4,000   Pediatrix Medical Group, Inc.(b)............................      140,600
   12,400   Pharmaceutical Product Development, Inc.(b).................      299,088
    4,100   Priority Healthcare Corporation, Series B(b)................      135,419
    2,000   RehabCare Group Inc.(b).....................................       53,100
   12,000   Renal Care Group, Inc.(b)...................................      384,720
    3,000   Resmed, Inc.(b).............................................      175,500
    6,000   Sola International, Inc.(b).................................      108,120
    8,000   Syncor International Corporation(b).........................      208,240
    7,000   Universal Health Services(b)................................      293,370
    3,000   Vital Signs, Inc. ..........................................       88,230
                                                                          -----------
                                                                            5,085,380
                                                                          -----------
            RAW MATERIALS -- 2.6%
    4,000   OM Group, Inc. .............................................      243,000
    8,600   Scotts Company (The)(b).....................................      376,766
   12,700   Stillwater Mining Company(b)................................      200,025
    3,300   Techne Corporation(b).......................................      104,742
                                                                          -----------
                                                                              924,533
                                                                          -----------
            RESTAURANTS -- 3.7%
    9,450   Applebee's International, Inc. .............................      315,063
    3,700   IHOP Corporation(b).........................................      104,710
    5,100   Landry's Seafood Restaurants................................      100,215
    2,000   Panera Bread Company, Class A(b)............................      103,600
   10,500   Ruby Tuesday, Inc. .........................................      204,750
    5,000   Ryan's Family Steak Houses, Inc.(b).........................       99,500
    3,000   Sonic Corporation(b)........................................       98,160
    9,000   The Cheesecake Factory(b)...................................      278,010
                                                                          -----------
                                                                            1,304,008
                                                                          -----------
            RETAIL -- 8.0%
    6,000   99 Cents Only Stores(b).....................................      231,000
    2,900   AnnTaylor Stores Corporation(b).............................       79,083
    4,500   Casey's General Stores......................................       62,550
    6,600   Cato Corporation............................................      122,034
    2,300   CEC Entertainment, Inc.(b)..................................       85,560
    4,200   Chico's FAS, Inc.(b)........................................      133,182
    3,000   Christopher & Banks Corporation(b)..........................      114,420
    5,400   Dress Barn, Inc. (The)(b)...................................      123,876

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            RETAIL (CONTINUED)
    4,700   Footstar, Inc.(b)...........................................  $   145,230
    3,000   Hot Topic, Inc.(b)..........................................       85,230
   23,800   Michaels Stores, Inc.(b)....................................      715,190
   10,000   O'Reilly Automotive, Inc.(b)................................      334,400
    3,700   Rare Hospitality International(b)...........................       72,705
    8,000   Regis Corporation...........................................      188,720
    3,000   School Specialty, Inc.(b)...................................       75,450
    3,800   Stein Mart, Inc.(b).........................................       30,590
    5,000   Whole Foods Market, Inc.(b).................................      214,550
                                                                          -----------
                                                                            2,813,770
                                                                          -----------
            SHELTER -- 4.7%
   17,982   D. R. Horton, Inc. .........................................      503,856
    4,600   MDC Holdings, Inc. .........................................      164,634
    1,900   NVR, Inc.(b)................................................      344,850
    3,100   Ryland Group, Inc. .........................................      186,155
    7,100   Standard-Pacific Corporation................................      150,520
    8,500   Toll Brothers, Inc.(b)......................................      308,125
                                                                          -----------
                                                                            1,658,140
                                                                          -----------
            TECHNOLOGY -- 10.2%
    6,600   Aeroflex, Inc.(b)...........................................      106,986
    6,600   Alliant Techsystems, Inc.(b)................................      520,080
    4,600   Alpha Industries, Inc.(b)...................................      110,400
   15,200   Anixter International(b)....................................      437,304
    2,300   Benchmark Electronics, Inc.(b)..............................       43,976
    7,000   Black Box Corporation(b)....................................      368,550
   17,400   Cable Design Technologies Corporation(b)....................      215,238
    4,600   Cognex Corporation(b).......................................      103,040
   11,300   CTS Corporation.............................................      169,500
    5,500   Mercury Computer Systems Inc.(b)............................      253,880
    5,600   Park Electrochemical Corporation............................      141,400
    1,700   Photon Dynamics, Inc.(b)....................................       66,521
    7,600   Varian Medical Systems, Inc.(b).............................      524,400
    4,000   ViaSat, Inc.(b).............................................       56,880
    5,573   Vishay Intertechnology, Inc.(b).............................      102,432
   11,000   WMS Industries, Inc.(b).....................................      227,260
    2,000   Woodward Governor Company...................................      103,240
                                                                          -----------
                                                                            3,551,087
                                                                          -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION -- 2.1%
    7,800   Arnold Industries, Inc. ....................................  $   169,494
    5,000   Atlantic Coast Airlines Holdings, Inc.(b)...................      103,500
    3,000   Heartland Express, Inc.(b)..................................       84,060
    3,000   Kirby Corporation(b)........................................       78,900
    2,500   Landstar System, Inc.(b)....................................      173,500
    6,000   SkyWest, Inc. ..............................................      139,860
                                                                          -----------
                                                                              749,314
                                                                          -----------
            UTILITIES -- 5.5%
   11,400   Atmos Energy Corporation....................................      223,440
    2,000   Cascade Natural Gas Corporation.............................       40,400
    3,200   CH Energy Group, Inc. ......................................      134,400
    2,645   Dominion Resources, Inc. ...................................      154,600
    8,300   Energen Corporation.........................................      192,394
    1,800   Laclede Group, Inc., (The)..................................       42,660
    2,000   New Jersey Resources Corporation............................       93,900
    6,000   Northwestern Corporation....................................      122,400
    4,000   Philadelphia Suburban Corporation...........................      119,880
   10,000   RGS Energy Group, Inc. .....................................      383,200
    6,400   Southwestern Energy Company(b)..............................       71,360
    5,200   UGI Corporation.............................................      153,140
    4,100   UIL Holdings Corporation....................................      203,975
                                                                          -----------
                                                                            1,935,749
                                                                          -----------
            TOTAL COMMON STOCKS.........................................   33,734,962
                                                                          -----------
            INDEX -- 2.4%
    8,000   iShares S&P 600 SmallCap Index Fund.........................      859,200
                                                                          -----------
            TOTAL INDEX.................................................      859,200
                                                                          -----------
            INVESTMENT COMPANIES -- 3.1%
1,090,864   Performance Money Market Fund...............................    1,090,864
                                                                          -----------
            TOTAL INVESTMENT COMPANIES..................................    1,090,864
                                                                          -----------
            TOTAL (Cost $34,934,280)(a).................................  $35,685,026
                                                                          ===========

---------------

Percentages indicated are based on net assets of $35,199,002.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
November 30, 2001
(Unaudited)

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS -- 96.3%
          AEROSPACE/DEFENSE -- 2.7%
  6,200   General Dynamics Corporation................................  $   515,530
                                                                        -----------
          BEVERAGES -- 2.5%
 10,800   Pepsi Bottling Group, Inc. (The)............................      480,060
                                                                        -----------
          BUILDING MATERIALS -- 3.2%
 45,000   RPM, Inc. ..................................................      621,900
                                                                        -----------
          BUSINESS EQUIPMENT & SERVICES -- 9.1%
 15,000   Apollo Group, Inc.(b).......................................      673,200
 20,100   Concord EFS, Inc.(b)........................................      602,196
 19,300   Sysco Corporation...........................................      474,587
                                                                        -----------
                                                                          1,749,983
                                                                        -----------
          COMPUTERS -- 3.6%
  7,400   Affiliated Computer Services, Inc./Class A(b)...............      691,012
                                                                        -----------
          COMPUTERS - SERVICES -- 2.8%
  7,400   First Data Corporation......................................      541,976
                                                                        -----------
          CONSUMER DURABLE -- 3.1%
 11,400   Harley-Davidson, Inc. ......................................      599,412
                                                                        -----------
          CONSUMER GOODS & SERVICES -- 8.6%
 11,200   Bemis Company, Inc. ........................................      563,024
 31,700   Hasbro, Inc. ...............................................      521,465
  9,200   International Game Technologies(b)..........................      570,308
                                                                        -----------
                                                                          1,654,797
                                                                        -----------
          CONSUMER NON-DURABLE -- 3.1%
 12,800   Mohawk Industries, Inc.(b)..................................      587,008
                                                                        -----------
          DIVERSIFIED -- 3.0%
  9,900   Tyco International Limited..................................      582,120
                                                                        -----------
          ELECTRONICS -- 3.1%
 10,800   Nvidia Corporation(b).......................................      590,112
                                                                        -----------
          FINANCIAL SERVICES -- 14.3%
  8,700   Federal Home Loan Mortgage Corporation......................      575,679
 17,200   Moody's Corporation.........................................      596,324
 14,500   North Fork Bancorporation, Inc. ............................      439,205
 22,500   SouthTrust Corporation......................................      550,575
 12,600   TCF Financial Corporation...................................      578,970
                                                                        -----------
                                                                          2,740,753
                                                                        -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2001
(Unaudited)

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          HEALTH CARE -- 14.5%
 17,700   Biomet, Inc. ...............................................  $   495,423
  7,300   Forest Laboratories, Inc.(b)................................      516,840
 15,000   Patterson Dental Company(b).................................      574,950
  7,100   Quest Diagnostics, Inc.(b)..................................      438,496
 12,500   Tenet Healthcare Corporation(b).............................      750,000
                                                                        -----------
                                                                          2,775,709
                                                                        -----------
          RESTAURANTS -- 2.8%
 17,300   Darden Restaurants, Inc. ...................................      531,802
                                                                        -----------
          RETAIL -- 14.2%
  7,300   Best Buy Company(b).........................................      521,147
  9,300   BJ's Wholesale Club, Inc.(b)................................      418,500
  8,600   Kohl's Corp.(b).............................................      583,510
 11,900   Lands End, Inc.(b)..........................................      546,805
 14,600   Lowe's Companies, Inc. .....................................      661,526
                                                                        -----------
                                                                          2,731,488
                                                                        -----------
          TECHNOLOGY -- 3.0%
 27,000   Storage Technology Corporation(b)...........................      576,450
                                                                        -----------
          TELECOMMUNICATIONS -- 2.7%
 16,100   Harris Corporation..........................................      513,590
                                                                        -----------
          TOTAL COMMON STOCKS.........................................   18,483,702
                                                                        -----------
          INVESTMENT COMPANIES -- 3.6%
684,476   Performance Money Market Fund...............................      684,476
                                                                        -----------
          TOTAL INVESTMENT COMPANIES..................................      684,476
                                                                        -----------
          TOTAL (Cost $18,594,930)(a).................................  $19,168,178
                                                                        ===========

---------------

Percentages indicated are based on net assets of $19,185,736.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
November 30, 2001
(Unaudited)

                                                                              THE SHORT TERM    THE INTERMEDIATE
                                                               THE MONEY        GOVERNMENT      TERM GOVERNMENT
                                                              MARKET FUND      INCOME FUND        INCOME FUND
                                                              ------------    --------------    ----------------
ASSETS:
Investments, at value (cost $662,687,484, $87,546,848 and
  $103,503,174, respectively)...............................  $662,687,484     $89,950,611        $110,221,372
Interest and dividends receivable...........................       188,311         833,833           1,326,645
Receivable for capital shares issued........................            21          16,026              19,052
Receivable for investments sold.............................            --              --             177,500
Prepaid expenses............................................        43,648           5,630               9,423
                                                              ------------     -----------        ------------
TOTAL ASSETS................................................   662,919,464      90,806,100         111,753,992
                                                              ------------     -----------        ------------
LIABILITIES:
Dividends payable...........................................       959,222         298,578             513,352
Payable for investments purchased...........................    20,000,000              --                  --
Payable for capital shares redeemed.........................         6,771          67,500              74,694
Accrued expenses and other liabilities:
  Advisory..................................................       124,127          29,548              41,205
  Administration............................................         4,856           1,483               1,816
  Distribution..............................................        18,148           1,093               1,469
  Custodian.................................................        19,861           2,955               3,663
  Other.....................................................        82,171          15,315              20,597
                                                              ------------     -----------        ------------
TOTAL LIABILITIES...........................................    21,215,156         416,472             656,796
                                                              ------------     -----------        ------------
NET ASSETS..................................................  $641,704,308     $90,389,628        $111,097,196
                                                              ============     ===========        ============
COMPOSITION OF NET ASSETS:
Capital.....................................................  $641,694,576     $90,698,825        $112,173,212
Accumulated (distributions in excess of) net investment
  income....................................................         9,732            (856)             14,815
Accumulated net realized losses from investment
  transactions..............................................            --      (2,712,104)         (7,809,029)
Net unrealized appreciation from investments................            --       2,403,763           6,718,198
                                                              ------------     -----------        ------------
NET ASSETS..................................................  $641,704,308     $90,389,628        $111,097,196
                                                              ============     ===========        ============
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $553,298,040     $85,146,674        $104,602,291
Shares outstanding..........................................   553,287,485       8,375,202           9,949,729
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00     $     10.17        $      10.51
                                                              ============     ===========        ============
CLASS A SHARES:
Net Assets..................................................  $ 88,004,515     $ 5,242,954        $  6,305,771
Shares outstanding..........................................    88,005,336         515,879             600,063
Net Asset Value and Redemption Price per share..............  $       1.00     $     10.16        $      10.51
                                                              ============     ===========        ============
Maximum sales charge........................................           N/A            3.00%               5.25%
                                                              ============     ===========        ============
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................  $       1.00     $     10.47        $      11.09
                                                              ============     ===========        ============
CLASS B SHARES:
Net Assets..................................................  $    401,753                        $    189,134
Shares outstanding..........................................       401,755                              18,003
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $       1.00                        $      10.51
                                                              ============                        ============

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
November 30, 2001
(Unaudited)

                                                              THE LARGE CAP    THE MID CAP
                                                               EQUITY FUND     EQUITY FUND
                                                              -------------    -----------
ASSETS:
Investments, at value (cost $94,506,387 and $75,806,812,
  respectively).............................................  $170,846,849     $87,753,721
Interest and dividends receivable...........................       294,587          65,869
Receivable for capital shares issued........................        10,660          10,140
Prepaid expenses............................................        17,595          11,072
                                                              ------------     -----------
TOTAL ASSETS................................................   171,169,691      87,840,802
                                                              ------------     -----------
LIABILITIES:
Payable to custodian for cash overdraft.....................            --          15,573
Dividends payable...........................................       170,388              --
Payable for capital shares redeemed.........................        62,951          31,563
Accrued expenses and other liabilities:
  Advisory..................................................        83,615          52,906
  Administration............................................         2,820           1,449
  Distribution..............................................        11,432           2,564
  Custodian.................................................         5,574           2,822
  Other.....................................................        37,084          22,812
                                                              ------------     -----------
TOTAL LIABILITIES...........................................       373,864         129,689
                                                              ------------     -----------
NET ASSETS..................................................  $170,795,827     $87,711,113
                                                              ============     ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $ 79,861,251     $63,097,637
Distributions in excess of net investment income............            (6)         (7,590)
Accumulated net realized gains from investment
  transactions..............................................    14,594,120      12,674,157
Net unrealized appreciation from investments................    76,340,462      11,946,909
                                                              ------------     -----------
NET ASSETS..................................................  $170,795,827     $87,711,113
                                                              ============     ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $131,671,617     $76,396,627
Shares outstanding..........................................     6,098,356       5,291,494
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $      21.59     $     14.44
                                                              ============     ===========
CLASS A SHARES:
Net Assets..................................................  $ 33,559,759     $10,884,725
Shares outstanding..........................................     1,559,915         759,758
Net Asset Value and Redemption Price per share..............  $      21.51     $     14.33
                                                              ============     ===========
Maximum sales charge........................................          5.25%           5.25%
                                                              ============     ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................  $      22.70     $     15.12
                                                              ============     ===========
CLASS B SHARES:
Net Assets..................................................  $  5,564,451     $   429,761
Shares outstanding..........................................       262,971          30,862
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $      21.16     $     13.93
                                                              ============     ===========

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
November 30, 2001
(Unaudited)

                                                              THE SMALL CAP    THE LEADERS
                                                               EQUITY FUND     EQUITY FUND
                                                              -------------    -----------
ASSETS:
Investments, at value (cost $34,934,280 and $18,594,930,
  respectively).............................................   $35,685,026     $19,168,178
Interest and dividends receivable...........................        17,522          12,041
Receivable for capital shares issued........................        11,861           4,829
Receivable for investments sold.............................        88,547              --
Deferred organization costs.................................         1,600              --
Prepaid expenses............................................         4,613          13,922
                                                               -----------     -----------
TOTAL ASSETS................................................    35,809,169      19,198,970
                                                               -----------     -----------
LIABILITIES:
Payable to custodian for cash overdraft.....................         8,958           6,309
Payable for investments purchased...........................       563,619              --
Accrued expenses and other liabilities:
  Advisory..................................................        22,705           5,606
  Administration............................................           575             315
  Distribution..............................................           452             283
  Custodian.................................................         1,135             626
  Other.....................................................        12,723              95
                                                               -----------     -----------
TOTAL LIABILITIES...........................................       610,167          13,234
                                                               -----------     -----------
NET ASSETS..................................................   $35,199,002     $19,185,736
                                                               ===========     ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................   $43,339,313     $25,998,166
Accumulated net investment loss.............................       (92,657)        (57,755)
Accumulated net realized losses from investment
  transactions..............................................    (8,798,400)     (7,327,923)
Net unrealized appreciation from investments................       750,746         573,248
                                                               -----------     -----------
NET ASSETS..................................................   $35,199,002     $19,185,736
                                                               ===========     ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................   $33,098,116     $18,429,532
Shares outstanding..........................................     4,047,334       2,753,501
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................   $      8.18     $      6.69
                                                               ===========     ===========
CLASS A SHARES:
Net Assets..................................................   $ 2,056,269     $   557,501
Shares outstanding..........................................       254,099          83,575
Net Asset Value and Redemption Price per share..............   $      8.09     $      6.67
                                                               ===========     ===========
Maximum sales charge........................................          5.25%           5.25%
                                                               ===========     ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................   $      8.54     $      7.04
                                                               ===========     ===========
CLASS B SHARES:
Net Assets..................................................   $    44,617     $   198,703
Shares outstanding..........................................         5,641          30,043
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................   $      7.91     $      6.61
                                                               ===========     ===========

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the six months ended November 30, 2001
(Unaudited)

                                                                    THE SHORT TERM   THE INTERMEDIATE
                                                       THE MONEY      GOVERNMENT     TERM GOVERNMENT
                                                      MARKET FUND    INCOME FUND       INCOME FUND
                                                      -----------   --------------   ----------------
INVESTMENT INCOME:
Interest............................................  $11,273,567     $2,331,586        $3,724,522
Dividend............................................        7,683         41,478            19,068
                                                      -----------     ----------        ----------
  TOTAL INVESTMENT INCOME...........................   11,281,250      2,373,064         3,743,590
                                                      -----------     ----------        ----------
EXPENSES:
Advisory............................................      970,767        176,552           290,991
Administration......................................      485,384         66,207            87,298
Distribution:
  Class A Shares....................................      156,456         10,062            16,289
  Class B Shares....................................        1,764             --               760
Accounting..........................................       21,274         20,670            28,090
Custodian...........................................      129,436         17,655            23,279
Transfer Agent......................................       55,820         14,007            22,788
Other...............................................      137,301         19,106            27,469
                                                      -----------     ----------        ----------
  Total expenses before fee reductions..............    1,958,202        324,259           496,964
  Fees reduced by Advisor...........................     (209,651)            --           (29,100)
  Fees reduced by Administrator.....................     (258,873)            --                --
  Fees reduced by Distributor.......................      (44,702)        (2,874)           (4,643)
                                                      -----------     ----------        ----------
  NET EXPENSES......................................    1,444,976        321,385           463,221
                                                      -----------     ----------        ----------
NET INVESTMENT INCOME...............................    9,836,274      2,051,679         3,280,369
                                                      -----------     ----------        ----------
NET REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions.....           --        283,484           826,451
Change in unrealized appreciation/depreciation from
  investments.......................................           --        948,444         2,779,868
                                                      -----------     ----------        ----------
Net realized/unrealized gains from investments......           --      1,231,928         3,606,319
                                                      -----------     ----------        ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS......  $ 9,836,274     $3,283,607        $6,886,688
                                                      ===========     ==========        ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the six months ended November 30, 2001
(Unaudited)

                                                              THE LARGE CAP   THE MID CAP
                                                               EQUITY FUND    EQUITY FUND
                                                              -------------   -----------
INVESTMENT INCOME:
Interest....................................................  $         --    $    41,357
Dividend....................................................     1,312,476        468,908
                                                              ------------    -----------
  TOTAL INVESTMENT INCOME...................................     1,312,476        510,265
                                                              ------------    -----------
EXPENSES:
Advisory....................................................       533,264        328,794
Administration..............................................       133,316         65,759
Distribution:
  Class A Shares............................................        64,462         22,406
  Class B Shares............................................        28,962          2,196
Accounting..................................................        23,104         24,710
Custodian...................................................        35,551         17,536
Transfer Agent..............................................        64,410         32,905
Other.......................................................        48,182         29,943
                                                              ------------    -----------
  Total expenses before fee reductions......................       931,251        524,249
  Fees reduced by Distributor...............................       (18,399)        (6,394)
                                                              ------------    -----------
  NET EXPENSES..............................................       912,852        517,855
                                                              ------------    -----------
NET INVESTMENT INCOME/(LOSS)................................       399,624         (7,590)
                                                              ------------    -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....     7,268,649       (979,337)
Change in unrealized appreciation/depreciation from
  investments...............................................   (21,371,631)    (5,989,045)
                                                              ------------    -----------
Net realized/unrealized losses from investments.............   (14,102,982)    (6,968,382)
                                                              ------------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(13,703,358)   $(6,975,972)
                                                              ============    ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the six months ended November 30, 2001
(Unaudited)

                                                              THE SMALL CAP   THE LEADERS
                                                               EQUITY FUND    EQUITY FUND
                                                              -------------   -----------
INVESTMENT INCOME:
Interest....................................................   $       383    $     1,650
Dividend....................................................       145,536         64,689
                                                               -----------    -----------
  TOTAL INVESTMENT INCOME...................................       145,919         66,339
                                                               -----------    -----------
EXPENSES:
Advisory....................................................       182,449         97,652
Administration..............................................        27,367         14,648
Distribution:
  Class A Shares............................................         5,193          1,220
  Class B Shares............................................           226          1,107
Accounting..................................................        26,383         21,039
Custodian...................................................         7,298          3,906
Registration................................................         4,783         19,663
Transfer Agent..............................................        14,633          9,875
Other.......................................................         8,214          3,784
                                                               -----------    -----------
  Total expenses before fee reductions......................       276,546        172,894
  Fees reduced by Advisor...................................       (36,490)       (48,452)
  Fees reduced by Distributor...............................        (1,480)          (348)
                                                               -----------    -----------
  NET EXPENSES..............................................       238,576        124,094
                                                               -----------    -----------
NET INVESTMENT LOSS.........................................       (92,657)       (57,755)
                                                               -----------    -----------
NET REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions............    (1,789,940)    (2,596,096)
Change in unrealized appreciation/depreciation from
  investments...............................................       (69,393)      (608,885)
                                                               -----------    -----------
Net realized/unrealized losses from investments.............    (1,859,333)    (3,204,981)
                                                               -----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $(1,951,990)   $(3,262,736)
                                                               ===========    ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                        THE SHORT TERM                 THE INTERMEDIATE TERM
                                   THE MONEY MARKET FUND            GOVERNMENT INCOME FUND            GOVERNMENT INCOME FUND
                              -------------------------------   -------------------------------   -------------------------------
                                  FOR THE                           FOR THE                           FOR THE
                              SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE
                                NOVEMBER 30,      YEAR ENDED      NOVEMBER 30,      YEAR ENDED      NOVEMBER 30,      YEAR ENDED
                                    2001           MAY 31,            2001           MAY 31,            2001           MAY 31,
                                (UNAUDITED)          2001         (UNAUDITED)          2001         (UNAUDITED)          2001
                              ----------------   ------------   ----------------   ------------   ----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....    $  9,836,274     $ 34,034,866     $ 2,051,679      $  4,223,231     $  3,280,369     $  8,259,344
  Net realized
    gains/(losses) from
    investment
    transactions............              --           26,233         283,484          (140,258)         826,451          866,783
  Change in unrealized
   appreciation/depreciation
    from investments........              --               --         948,444         2,993,229        2,779,868        7,989,298
                                ------------     ------------     -----------      ------------     ------------     ------------
CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS................       9,836,274       34,061,099       3,283,607         7,076,202        6,886,688       17,115,425
                                ------------     ------------     -----------      ------------     ------------     ------------
DIVIDENDS:
  Net investment income:
    Institutional Class
      Shares................      (8,591,112)     (29,551,835)     (1,913,471)       (3,978,331)      (3,010,705)      (7,724,559)
    Class A Shares..........      (1,256,521)      (4,471,572)       (126,620)         (236,188)        (251,089)        (480,888)
    Class B Shares..........          (3,404)         (11,459)             --                --           (3,526)          (5,535)
                                ------------     ------------     -----------      ------------     ------------     ------------
CHANGE IN NET ASSETS FROM
  SHAREHOLDER DIVIDENDS.....      (9,851,037)     (34,034,866)     (2,040,091)       (4,214,519)      (3,265,320)      (8,210,982)
                                ------------     ------------     -----------      ------------     ------------     ------------
CHANGE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS......     (19,607,487)     146,050,670      14,609,397       (20,307,615)     (25,637,469)     (23,410,251)
                                ------------     ------------     -----------      ------------     ------------     ------------
CHANGE IN NET ASSETS........     (19,622,250)     146,076,903      15,852,913       (17,445,932)     (22,016,101)     (14,505,808)
NET ASSETS:
  Beginning of period.......     661,326,558      515,249,655      74,536,715        91,982,647      133,113,297      147,619,105
                                ------------     ------------     -----------      ------------     ------------     ------------
  End of period.............    $641,704,308     $661,326,558     $90,389,628      $ 74,536,715     $111,097,196     $133,113,297
                                ============     ============     ===========      ============     ============     ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                                THE LARGE CAP EQUITY FUND           THE MID CAP EQUITY FUND
                                                             --------------------------------   -------------------------------
                                                                 FOR THE                            FOR THE
                                                             SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED     FOR THE
                                                               NOVEMBER 30,      YEAR ENDED       NOVEMBER 30,      YEAR ENDED
                                                                   2001            MAY 31,            2001           MAY 31,
                                                               (UNAUDITED)          2001          (UNAUDITED)          2001
                                                             ----------------   -------------   ----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss).............................    $    399,624     $     895,848     $    (7,590)     $    (73,570)
  Net realized gains/(losses) from investment
    transactions...........................................       7,268,649        54,679,952        (979,337)       17,121,454
  Change in unrealized appreciation/depreciation from
    investments............................................     (21,371,631)      (90,048,145)     (5,989,045)      (10,042,968)
                                                               ------------     -------------     -----------      ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............     (13,703,358)      (34,472,345)     (6,975,972)        7,004,916
                                                               ------------     -------------     -----------      ------------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares.............................        (340,025)         (803,976)             --                --
    Class A Shares.........................................         (70,261)         (124,905)             --                --
    Class B Shares.........................................          (4,125)           (3,029)             --                --
  Net realized gains:
    Institutional Class Shares.............................              --       (20,309,549)             --       (11,131,251)
    Class A Shares.........................................              --        (3,784,301)             --        (2,042,111)
    Class B Shares.........................................              --          (594,152)             --           (78,544)
                                                               ------------     -------------     -----------      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS............        (414,411)      (25,619,912)             --       (13,251,906)
                                                               ------------     -------------     -----------      ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.............     (19,218,023)      (87,379,835)      4,558,266       (16,088,160)
                                                               ------------     -------------     -----------      ------------
CHANGE IN NET ASSETS.......................................     (33,335,792)     (147,472,092)     (2,417,706)      (22,335,150)
NET ASSETS:
    Beginning of period....................................     204,131,619       351,603,711      90,128,819       112,463,969
                                                               ------------     -------------     -----------      ------------
    End of period..........................................    $170,795,827     $ 204,131,619     $87,711,113      $ 90,128,819
                                                               ============     =============     ===========      ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                                 THE SMALL CAP EQUITY FUND           THE LEADERS EQUITY FUND
                                                              -------------------------------   ---------------------------------
                                                                  FOR THE                           FOR THE
                                                              SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED      FOR THE
                                                                NOVEMBER 30,      YEAR ENDED      NOVEMBER 30,      PERIOD ENDED
                                                                    2001           MAY 31,            2001            MAY 31,
                                                                (UNAUDITED)          2001         (UNAUDITED)         2001(a)
                                                              ----------------   ------------   ----------------   --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.......................................    $   (92,657)     $   (197,137)    $   (57,755)      $   (30,199)
  Net realized gains/(losses) from investment
    transactions............................................     (1,789,940)        7,806,697      (2,596,096)       (4,731,827)
  Change in unrealized appreciation/depreciation from
    investments.............................................        (69,393)       (4,870,527)       (608,885)        1,182,133
                                                                -----------      ------------     -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     (1,951,990)        2,739,033      (3,262,736)       (3,579,893)
                                                                -----------      ------------     -----------       -----------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares..............................             --                --              --            (3,946)
    Class A Shares..........................................             --                --              --               (85)
    Class B Shares..........................................             --                --              --                (2)
                                                                -----------      ------------     -----------       -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............             --                --              --            (4,033)
                                                                -----------      ------------     -----------       -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       (577,347)      (13,061,414)      2,917,140        23,115,258
                                                                -----------      ------------     -----------       -----------
CHANGE IN NET ASSETS........................................     (2,529,337)      (10,322,381)       (345,596)       19,531,332
NET ASSETS:
    Beginning of period.....................................     37,728,339        48,050,720      19,531,332                --
                                                                -----------      ------------     -----------       -----------
    End of period...........................................    $35,199,002      $ 37,728,339     $19,185,736       $19,531,332
                                                                ===========      ============     ===========       ===========

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 2001
(Unaudited)

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund, and The Leaders Equity Fund (individually a "Fund", collectively the "Funds"). Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund which offers Institutional Class Shares and Class A Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by dealers or by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. All debt securities with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2001
(Unaudited)

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. Expenses specific to a class are charged to that class.

ORGANIZATION EXPENSES:
Costs incurred in connection with the organization and initial registration of each Fund were deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations, except for the Leaders Equity Fund which were expensed as incurred. The Small Cap Equity Fund is the only fund currently amortizing organization costs.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Government Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

3. RELATED PARTY TRANSACTIONS
ADVISOR AND CUSTODIAN:
Trustmark Financial Services, Inc., ("Advisor") a wholly-owned subsidiary of Trustmark National Bank ("Trustmark Bank") acts as Advisor to the Funds. The Advisor is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the six months ended November 30, 2001, the advisory fee rates were as follows:

                                                               ADVISORY FEE RATE
                                                               -----------------
The Money Market Fund.......................................         0.30%
The Short Term Government Income Fund.......................         0.40%
The Intermediate Term Government Income Fund................         0.50%
The Large Cap Equity Fund...................................         0.60%
The Mid Cap Equity Fund.....................................         0.75%
The Small Cap Equity Fund...................................         1.00%
The Leaders Equity Fund.....................................         1.00%

Trustmark Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2001
(Unaudited)

Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, serves as the distribution agent of the Funds. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended November 30, 2001, the Distributor received $18,149 from commissions earned on sales of the Funds of which $18,127 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

FEE REDUCTIONS:
The Advisor, Administrator, and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

FUND                                                          CLASS       EXPENSE LIMITATION
----                                                      -------------   ------------------
The Leaders Equity Fund.................................  Institutional          1.25%
The Leaders Equity Fund.................................        A                1.50%
The Leaders Equity Fund.................................        B                2.25%

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 2001, were as follows:

                                                             PURCHASES       SALES
                                                            -----------   -----------
The Short Term Government Income Fund.....................  $26,095,606   $21,813,650
The Intermediate Term Government Income Fund..............           --    27,092,259
The Large Cap Equity Fund.................................           --    16,529,721
The Mid Cap Equity Fund...................................    4,114,881     2,446,691
The Small Cap Equity Fund.................................    9,345,223     9,427,666
The Leaders Equity Fund...................................   19,140,776    16,670,778

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2001
(Unaudited)

5. CAPITAL SHARE TRANSACTIONS
The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in capital and shares of beneficial interest by class for the six months ended November 30, 2001, were as follows:

                                                                         THE SHORT TERM             THE INTERMEDIATE TERM
                                       THE MONEY MARKET FUND         GOVERNMENT INCOME FUND        GOVERNMENT INCOME FUND
                                   -----------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX                     FOR THE SIX                   FOR THE SIX
                                   MONTHS ENDED    FOR THE YEAR    MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                                   NOVEMBER 30,       ENDED        NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED
                                       2001          MAY 31,           2001         MAY 31,          2001         MAY 31,
                                   (UNAUDITED)         2001        (UNAUDITED)        2001       (UNAUDITED)        2001
                                   ------------   --------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued......  $487,279,325   $1,214,946,092   $19,454,417    $  6,562,359   $ 4,776,874    $ 15,888,414
Dividends reinvested.............       68,169           372,717     1,128,661       2,492,193     1,673,414       4,463,110
Cost of shares redeemed..........  (508,762,656)  (1,072,705,464)   (5,272,992)    (30,596,043)  (26,266,893)    (49,097,330)
                                   ------------   --------------   -----------    ------------   ------------   ------------
Institutional Class Shares
  capital transactions...........  (21,415,162)      142,613,345    15,310,086     (21,541,491)  (19,816,605)    (28,745,806)
                                   ------------   --------------   -----------    ------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued......   58,254,054       132,495,643       983,503       6,211,569       758,737      11,423,769
Dividends reinvested.............    1,415,885         4,553,721       132,263         204,513       270,442         438,539
Cost of shares redeemed..........  (57,997,927)     (133,570,185)   (1,816,455)     (5,182,206)   (6,919,287)     (6,559,589)
                                   ------------   --------------   -----------    ------------   ------------   ------------
Class A Shares capital
  transactions...................    1,672,012         3,479,179      (700,689)      1,233,876    (5,890,108)      5,302,719
                                   ------------   --------------   -----------    ------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued......      329,416           502,072            --              --        67,506          63,673
Dividends reinvested.............        3,424            11,069            --              --         2,076           3,643
Cost of shares redeemed..........     (197,177)         (554,995)           --              --          (338)        (34,480)
                                   ------------   --------------   -----------    ------------   ------------   ------------
Class B Shares capital
  transactions...................      135,663           (41,854)           --              --        69,244          32,836
                                   ------------   --------------   -----------    ------------   ------------   ------------
Change in net assets from capital
  transactions...................  $(19,607,487)  $  146,050,670   $14,609,397    $(20,307,615)  $(25,637,469)  $(23,410,251)
                                   ============   ==============   ===========    ============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued...........................  487,279,325     1,214,946,092     1,935,003         662,197       456,735       1,598,059
Reinvested.......................       68,169           372,717       111,763         253,580       161,273         448,127
Redeemed.........................  (508,762,656)  (1,072,705,464)     (521,831)     (3,121,606)   (2,550,305)     (4,926,258)
                                   ------------   --------------   -----------    ------------   ------------   ------------
Change in Institutional Class
  Shares.........................  (21,415,162)      142,613,345     1,524,935      (2,205,829)   (1,932,297)     (2,880,072)
                                   ------------   --------------   -----------    ------------   ------------   ------------
CLASS A SHARES:
Issued...........................   58,254,054       132,495,643        97,452         630,371        72,625       1,146,316
Reinvested.......................    1,415,885         4,553,721        13,109          20,762        26,147          43,726
Redeemed.........................  (57,997,927)     (133,570,185)     (179,876)       (528,229)     (665,907)       (664,177)
                                   ------------   --------------   -----------    ------------   ------------   ------------
Change in Class A Shares.........    1,672,012         3,479,179       (69,315)        122,904      (567,135)        525,865
                                   ------------   --------------   -----------    ------------   ------------   ------------
CLASS B SHARES:
Issued...........................      329,416           502,072            --              --         6,465           6,400
Reinvested.......................        3,424            11,069            --              --           199             364
Redeemed.........................     (197,177)         (554,995)           --              --           (33)         (3,366)
                                   ------------   --------------   -----------    ------------   ------------   ------------
Change in Class B Shares.........      135,663           (41,854)           --              --         6,631           3,398
                                   ------------   --------------   -----------    ------------   ------------   ------------

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2001
(Unaudited)

                                       THE LARGE CAP EQUITY FUND       THE MID CAP EQUITY FUND
                                      ----------------------------   ---------------------------
                                      FOR THE SIX                    FOR THE SIX
                                      MONTHS ENDED   FOR THE YEAR    MONTHS ENDED   FOR THE YEAR
                                      NOVEMBER 30,       ENDED       NOVEMBER 30,      ENDED
                                          2001          MAY 31,          2001         MAY 31,
                                      (UNAUDITED)        2001        (UNAUDITED)        2001
                                      ------------   -------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.........  $  9,902,854   $  36,603,958   $20,059,245    $ 25,651,344
Dividends reinvested................       270,414      14,265,885            --       7,429,194
Cost of shares redeemed.............   (22,811,937)   (138,014,293)  (12,663,801)    (48,803,354)
                                      ------------   -------------   -----------    ------------
Institutional Class Shares capital
  transactions......................   (12,638,669)    (87,144,450)    7,395,444     (15,722,816)
                                      ------------   -------------   -----------    ------------
CLASS A SHARES:
Proceeds from shares issued.........     1,354,554      17,717,567       812,507       8,796,621
Dividends reinvested................        86,387       3,800,130            --       2,008,077
Cost of shares redeemed.............    (7,744,158)    (22,448,316)   (3,643,430)    (11,260,245)
                                      ------------   -------------   -----------    ------------
Class A Shares capital
  transactions......................    (6,303,217)       (930,619)   (2,830,923)       (455,547)
                                      ------------   -------------   -----------    ------------
CLASS B SHARES:
Proceeds from shares issued.........       233,015       1,400,210         1,334         178,798
Dividends reinvested................         4,992         520,062            --          57,985
Cost of shares redeemed.............      (514,144)     (1,225,038)       (7,589)       (146,580)
                                      ------------   -------------   -----------    ------------
Class B Shares capital
  transactions......................      (276,137)        695,234        (6,255)         90,203
                                      ------------   -------------   -----------    ------------
Change in net assets from capital
  transactions......................  $(19,218,023)  $ (87,379,835)  $ 4,558,266    $(16,088,160)
                                      ============   =============   ===========    ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued..............................       459,275       1,399,255     1,341,222       1,554,953
Reinvested..........................        12,211         559,880            --         469,015
Redeemed............................    (1,030,382)     (5,383,032)     (844,744)     (2,794,107)
                                      ------------   -------------   -----------    ------------
Change in Institutional Class
  Shares............................      (558,896)     (3,423,897)      496,478        (770,139)
                                      ------------   -------------   -----------    ------------
CLASS A SHARES:
Issued..............................        63,691         648,482        54,802         493,060
Reinvested..........................         3,898         149,651            --         127,497
Redeemed............................      (363,966)       (810,223)     (256,316)       (638,306)
                                      ------------   -------------   -----------    ------------
Change in Class A Shares............      (296,377)        (12,090)     (201,514)        (17,749)
                                      ------------   -------------   -----------    ------------
CLASS B SHARES:
Issued..............................        10,960          52,768            95          10,513
Reinvested..........................           229          20,736            --           3,758
Redeemed............................       (25,099)        (48,401)         (538)         (9,638)
                                      ------------   -------------   -----------    ------------
Change in Class B Shares............       (13,910)         25,103          (443)          4,633
                                      ------------   -------------   -----------    ------------

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2001
(Unaudited)

                                           THE SMALL CAP EQUITY FUND       THE LEADERS EQUITY FUND
                                          ---------------------------   -----------------------------
                                          FOR THE SIX                   FOR THE SIX
                                          MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE PERIOD
                                          NOVEMBER 30,      ENDED       NOVEMBER 30,       ENDED
                                              2001         MAY 31,          2001          MAY 31,
                                          (UNAUDITED)        2001       (UNAUDITED)       2001(A)
                                          ------------   ------------   ------------   --------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.............   $9,034,795    $ 55,850,522    $4,208,151     $23,218,116
Dividends reinvested....................           --              --            --           2,056
Cost of shares redeemed.................   (8,063,427)    (68,671,869)   (1,148,587)     (1,354,909)
                                           ----------    ------------    ----------     -----------
Institutional Class Shares capital
  transactions..........................      971,368     (12,821,347)    3,059,564      21,865,263
                                           ----------    ------------    ----------     -----------
CLASS A SHARES:
Proceeds from shares issued.............      198,733       4,380,090       105,521       1,120,415
Dividends reinvested....................           --              --            --              85
Cost of shares redeemed.................   (1,747,948)     (4,612,704)     (235,989)       (165,339)
                                           ----------    ------------    ----------     -----------
Class A Shares capital transactions.....   (1,549,215)       (232,614)     (130,468)        955,161
                                           ----------    ------------    ----------     -----------
CLASS B SHARES:
Proceeds from shares issued.............          500           5,611         2,263         341,451
Dividends reinvested....................           --              --            --               2
Cost of shares redeemed.................           --         (13,064)      (14,219)        (46,619)
                                           ----------    ------------    ----------     -----------
Class B Shares capital transactions.....          500          (7,453)      (11,956)        294,834
                                           ----------    ------------    ----------     -----------
Change in net assets from capital
  transactions..........................   $ (577,347)   $(13,061,414)   $2,917,140     $23,115,258
                                           ==========    ============    ==========     ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued..................................    1,072,340       6,328,254       580,744       2,504,585
Reinvested..............................           --              --            --             212
Redeemed................................     (956,604)     (7,691,325)     (167,368)       (164,672)
                                           ----------    ------------    ----------     -----------
Change in Institutional Class Shares....      115,736      (1,363,071)      413,376       2,340,125
                                           ----------    ------------    ----------     -----------
CLASS A SHARES:
Issued..................................       24,214         494,231        15,768         122,249
Reinvested..............................           --              --            --               9
Redeemed................................     (213,556)       (531,242)      (34,957)        (19,494)
                                           ----------    ------------    ----------     -----------
Change in Class A Shares................     (189,342)        (37,011)      (19,189)        102,764
                                           ----------    ------------    ----------     -----------
CLASS B SHARES:
Issued..................................           60             630           318          37,836
Redeemed................................           --          (1,546)       (2,050)         (6,061)
                                           ----------    ------------    ----------     -----------
Change in Class B Shares................           60            (916)       (1,732)         31,775
                                           ----------    ------------    ----------     -----------

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2001
(Unaudited)

6. FEDERAL INCOME TAXES:
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                               FOR THE
                                          SIX MONTHS ENDED                   FOR THE YEARS ENDED MAY 31,
                                          NOVEMBER 30, 2001    --------------------------------------------------------
                                             (UNAUDITED)         2001        2000        1999        1998        1997
INSTITUTIONAL CLASS SHARES                -----------------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD....        $ 1.00           $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                            ----------            -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income.................          0.02             0.06        0.05        0.05        0.05        0.05
  Net realized gains on investments.....            --             0.00*         --          --          --          --
                                            ----------            -----       -----       -----       -----       -----
  Total from Investment Activities......          0.02             0.06        0.05        0.05        0.05        0.05
                                            ----------            -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income.................         (0.02)           (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                            ----------            -----       -----       -----       -----       -----
  Total Dividends.......................         (0.02)           (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                            ----------            -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD..........        $ 1.00           $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                            ==========            =====       =====       =====       =====       =====
TOTAL RETURN............................          1.54%(a)         5.92%       5.38%       5.05%       5.43%       5.34%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).......      $553,298         $574,726    $432,090    $382,178    $349,024    $320,732
Ratio of expenses to average net
  assets................................          0.41%(b)         0.37%       0.35%       0.35%       0.33%       0.25%
Ratio of net investment income to
  average net assets....................          3.08%(b)         5.73%       5.26%       4.92%       5.31%       5.20%
Ratio of expenses to average net
  assets(c).............................          0.56%(b)         0.55%       0.54%       0.59%       0.57%       0.51%

---------------

 * Less than $0.005 per share.

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                    FOR THE
                                               SIX MONTHS ENDED                 FOR THE YEARS ENDED MAY 31,
                                               NOVEMBER 30, 2001    ---------------------------------------------------
                                                  (UNAUDITED)        2001       2000       1999       1998       1997
               CLASS A SHARES                  -----------------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $ 1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ----------           -----      -----      -----      -----      -----
INVESTMENT ACTIVITIES:
  Net investment income......................          0.01            0.06       0.05       0.05       0.05       0.04
  Net realized gains on investments..........            --            0.00*        --         --         --         --
                                                 ----------           -----      -----      -----      -----      -----
  Total from Investment Activities...........          0.01            0.06       0.05       0.05       0.05       0.04
                                                 ----------           -----      -----      -----      -----      -----
DIVIDENDS:
  Net investment income......................         (0.01)          (0.06)     (0.05)     (0.05)     (0.05)     (0.04)
                                                 ----------           -----      -----      -----      -----      -----
  Total Dividends............................         (0.01)          (0.06)     (0.05)     (0.05)     (0.05)     (0.04)
                                                 ----------           -----      -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD...............        $ 1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ==========           =====      =====      =====      =====      =====

TOTAL RETURN.................................          1.41%(a)        5.66%      5.12%      4.79%      5.18%      5.07%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)............       $88,005         $86,334    $82,852    $94,347    $73,794    $92,220
Ratio of expenses to average net assets......          0.66%(b)        0.62%      0.60%      0.60%      0.58%      0.38%
Ratio of net investment income to average net
  assets.....................................          2.81%(b)        5.49%      4.99%      4.67%      5.06%      5.23%
Ratio of expenses to average net assets(c)...          0.91%(b)        0.90%      0.79%      0.84%      0.82%      0.48%

---------------

 * Less than $0.005 per share.

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                   FOR THE         FOR THE YEARS ENDED
                                                              SIX MONTHS ENDED           MAY 31,               FOR THE
                                                              NOVEMBER 30, 2001    --------------------     PERIOD ENDED
                                                                 (UNAUDITED)        2001         2000      MAY 31, 1999(A)
                       CLASS B SHARES                         -----------------    -------      -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 1.00          $ 1.00       $ 1.00         $ 1.00
                                                              -----------          ------       ------     ----------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.01            0.05         0.04           0.02
  Net realized gains on investments.........................           --            0.00*          --             --
                                                              -----------          ------       ------     ----------
  Total from Investment Activities..........................         0.01            0.05         0.04           0.02
                                                              -----------          ------       ------     ----------
DIVIDENDS:
  Net investment income.....................................        (0.01)          (0.05)       (0.04)         (0.02)
                                                              -----------          ------       ------     ----------
  Total Dividends...........................................        (0.01)          (0.05)       (0.04)         (0.02)
                                                              -----------          ------       ------     ----------
NET ASSET VALUE, END OF PERIOD..............................       $ 1.00          $ 1.00       $ 1.00         $ 1.00
                                                              ===========          ======       ======     ==========

TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................         1.03%(b)        4.87%        4.35%          2.30%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................         $402            $266         $308           $198
Ratio of expenses to average net assets.....................         1.42%(c)        1.37%        1.33%          1.51%(c)
Ratio of net investment income to average net assets........         1.93%(c)        4.76%        4.30%          3.43%(c)
Ratio of expenses to average net assets(d)..................         1.56%(c)        1.55%        1.52%          1.73%(c)

---------------

 * Less than $0.005.

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                 FOR THE
                                            SIX MONTHS ENDED                  FOR THE YEARS ENDED MAY 31,
                                            NOVEMBER 30, 2001    ------------------------------------------------------
                                               (UNAUDITED)        2001       2000        1999        1998        1997
        INSTITUTIONAL CLASS SHARES          -----------------    -------    -------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......         $10.02         $ 9.66     $ 9.79      $ 9.85      $ 9.75      $ 9.75
                                                ---------          -----      -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income...................           0.24           0.53       0.51        0.50        0.54        0.55
  Net realized and unrealized
    gains/(losses) on investments.........           0.15           0.36      (0.13)      (0.06)       0.10       (0.01)
                                                ---------          -----      -----       -----       -----       -----
  Total from Investment Activities........           0.39           0.89       0.38        0.44        0.64        0.54
                                                ---------          -----      -----       -----       -----       -----
DIVIDENDS:
  Net investment income...................          (0.24)         (0.53)     (0.51)      (0.50)      (0.54)      (0.54)
                                                ---------          -----      -----       -----       -----       -----
  Total Dividends.........................          (0.24)         (0.53)     (0.51)      (0.50)      (0.54)      (0.54)
                                                ---------          -----      -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD............         $10.17         $10.02     $ 9.66      $ 9.79      $ 9.85      $ 9.75
                                                =========          =====      =====       =====       =====       =====

TOTAL RETURN..............................           3.88%(a)       9.46%      3.94%       4.57%       6.73%       5.70%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........        $85,147        $68,672    $87,517    $113,145    $120,203    $126,428
Ratio of expenses to average net assets...           0.71%(b)       0.73%      0.70%       0.69%       0.64%       0.66%
Ratio of net investment income to average
  net assets..............................           4.66%(b)       5.42%      5.20%       5.09%       5.53%       5.63%
Portfolio turnover(c).....................          27.68%         29.53%     32.29%      49.19%      65.07%      85.21%

---------------

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                     FOR THE
                                                SIX MONTHS ENDED                FOR THE YEARS ENDED MAY 31,
                                                NOVEMBER 30, 2001    --------------------------------------------------
                                                   (UNAUDITED)        2001       2000       1999       1998       1997
                CLASS A SHARES                  -----------------    ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..........       $10.02          $ 9.66     $ 9.79     $ 9.85     $ 9.75     $ 9.75
                                                -----------           -----      -----      -----      -----      -----
INVESTMENT ACTIVITIES:
  Net investment income.......................         0.22            0.51       0.48       0.48       0.52       0.49
  Net realized and unrealized gains/(losses)
    on investments............................         0.14            0.36      (0.13)     (0.06)      0.10         --
                                                -----------           -----      -----      -----      -----      -----
  Total from Investment Activities............         0.36            0.87       0.35       0.42       0.62       0.49
                                                -----------           -----      -----      -----      -----      -----
DIVIDENDS:
  Net investment income.......................        (0.22)          (0.51)     (0.48)     (0.48)     (0.52)     (0.49)
                                                -----------           -----      -----      -----      -----      -----
  Total Dividends.............................        (0.22)          (0.51)     (0.48)     (0.48)     (0.52)     (0.49)
                                                -----------           -----      -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD................       $10.16          $10.02     $ 9.66     $ 9.79     $ 9.85     $ 9.75
                                                ===========           =====      =====      =====      =====      =====

TOTAL RETURN (EXCLUDES SALES CHARGE)..........         3.65%(a)        9.19%      3.68%      4.31%      6.48%      5.44%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).............       $5,243          $5,865     $4,466     $5,596     $3,181     $1,205
Ratio of expenses to average net assets.......         0.96%(b)        0.98%      0.95%      0.94%      0.89%      0.87%
Ratio of net investment income to average net
  assets......................................         4.43%(b)        5.16%      4.95%      4.82%      5.28%      5.01%
Ratio of expenses to average net assets.......         1.06%(b)(c)     1.08%(c)   0.95%      0.94%      0.89%      0.87%
Portfolio turnover(d).........................        27.68%          29.53%     32.29%     49.19%     65.07%     85.21%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                     FOR THE
                                SIX MONTHS ENDED                FOR THE YEARS ENDED MAY 31,
                                NOVEMBER 30, 2001   ----------------------------------------------------
                                   (UNAUDITED)        2001       2000       1999       1998       1997
  INSTITUTIONAL CLASS SHARES    -----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................        $10.19          $ 9.58     $10.06     $10.34     $ 9.93     $ 9.82
                                  ----------           -----      -----      -----      -----      -----
INVESTMENT ACTIVITIES:
  Net investment income.......          0.29            0.59       0.55       0.54       0.59       0.60
  Net realized and unrealized
    gains/(losses) on
    investments...............          0.32            0.61      (0.48)     (0.28)      0.42       0.09
                                  ----------           -----      -----      -----      -----      -----
  Total from Investment
    Activities................          0.61            1.20       0.07       0.26       1.01       0.69
                                  ----------           -----      -----      -----      -----      -----
DIVIDENDS:
  Net investment income.......         (0.29)          (0.59)     (0.55)     (0.54)     (0.59)     (0.58)
  In excess of net investment
    income....................            --              --         --         --      (0.01)        --
                                  ----------           -----      -----      -----      -----      -----
  Total Dividends.............         (0.29)          (0.59)     (0.55)     (0.54)     (0.60)     (0.58)
                                  ----------           -----      -----      -----      -----      -----
NET ASSET VALUE, END OF
  PERIOD......................        $10.51          $10.19     $ 9.58     $10.06     $10.34     $ 9.93
                                  ==========           =====      =====      =====      =====      =====

TOTAL RETURN..................          6.08%(a)       12.79%      0.71%      2.47%     10.42%      7.20%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000).......................      $104,602        $121,110   $141,404   $154,916   $118,743    $94,242
Ratio of expenses to average
  net assets..................          0.78%(b)        0.76%      0.75%      0.79%      0.72%      0.86%
Ratio of net investment income
  to average net assets.......          5.66%(b)        5.93%      5.59%      5.18%      5.78%      6.48%
Ratio of expenses to average
  net assets(c)...............          0.83%(b)        0.81%      0.80%      0.84%      0.77%      0.91%
Portfolio turnover(d).........          0.00%          14.06%     53.19%     74.03%     35.62%     46.23%

---------------

(a)  Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                     FOR THE
                                SIX MONTHS ENDED               FOR THE YEARS ENDED MAY 31,
                                NOVEMBER 30, 2001    ------------------------------------------------
                                   (UNAUDITED)        2001       2000       1999      1998      1997
        CLASS A SHARES          -----------------    -------    -------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................       $10.18           $ 9.57     $10.05    $10.34    $ 9.93    $ 9.82
                                -----------            -----      -----     -----     -----     -----
INVESTMENT ACTIVITIES:
  Net investment income.......         0.28             0.56       0.52      0.52      0.57      0.57
  Net realized and unrealized
    gains/(losses) on
    investments...............         0.33             0.61      (0.48)    (0.29)     0.42      0.10
                                -----------            -----      -----     -----     -----     -----
  Total from Investment
    Activities................         0.61             1.17       0.04      0.23      0.99      0.67
                                -----------            -----      -----     -----     -----     -----
DIVIDENDS:
  Net investment income.......        (0.28)           (0.56)     (0.52)    (0.52)    (0.57)    (0.56)
  In excess of net investment
    income....................           --               --         --        --     (0.01)       --
                                -----------            -----      -----     -----     -----     -----
  Total Dividends.............        (0.28)           (0.56)     (0.52)    (0.52)    (0.58)    (0.56)
                                -----------            -----      -----     -----     -----     -----
NET ASSET VALUE, END OF
  PERIOD......................       $10.51           $10.18     $ 9.57    $10.05    $10.34    $ 9.93
                                ===========            =====      =====     =====     =====     =====

TOTAL RETURN (EXCLUDES SALES
  CHARGE).....................         6.04%(a)        12.51%      0.45%     2.11%    10.15%     6.92%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000).......................       $6,306          $11,888     $6,139    $8,219    $3,965    $1,465
Ratio of expenses to average
  net assets..................         1.03%(b)         1.01%      1.00%     1.05%     0.97%     1.03%
Ratio of net investment income
  to average net assets.......         5.43%(b)         5.65%      5.32%     4.92%     5.53%     5.60%
Ratio of expenses to average
  net assets(c)...............         1.18%(b)         1.16%      1.05%     1.10%     1.02%     1.08%
Portfolio turnover(d).........         0.00%           14.06%     53.19%    74.03%    35.62%    46.23%

---------------

(a)  Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                 FOR THE         FOR THE YEARS ENDED
                                                            SIX MONTHS ENDED           MAY 31,               FOR THE
                                                            NOVEMBER 30, 2001    --------------------     PERIOD ENDED
                                                               (UNAUDITED)        2001         2000      MAY 31, 1999(A)
                      CLASS B SHARES                        -----------------    -------      -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD......................       $10.18          $ 9.57       $10.05         $10.81
                                                            -----------          ------       ------     ----------
INVESTMENT ACTIVITIES:
  Net investment income...................................         0.24            0.49         0.45           0.28
  Net realized and unrealized gains/(losses) on
    investments...........................................         0.33            0.61        (0.48)         (0.76)
                                                            -----------          ------       ------     ----------
  Total from Investment Activities........................         0.57            1.10        (0.03)         (0.48)
                                                            -----------          ------       ------     ----------
DIVIDENDS:
  Net investment income...................................        (0.24)          (0.49)       (0.45)         (0.28)
                                                            -----------          ------       ------     ----------
  Total Dividends.........................................        (0.24)          (0.49)       (0.45)         (0.28)
                                                            -----------          ------       ------     ----------
NET ASSET VALUE, END OF PERIOD............................       $10.51          $10.18       $ 9.57         $10.05
                                                            ===========          ======       ======     ==========

TOTAL RETURN (EXCLUDES REDEMPTION CHARGE).................         5.66%(b)       11.69%       (0.30%)        (4.54%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................         $189            $116          $76            $95
Ratio of expenses to average net assets...................         1.77%(c)        1.76%        1.75%          1.79% (c)
Ratio of net investment income to average net assets......         4.65%(c)        4.92%        4.57%          4.01% (c)
Ratio of expenses to average net assets(d)................         1.82%(c)        1.81%        1.80%          1.84% (c)
Portfolio turnover(e).....................................         0.00%          14.06%       53.19%         74.03%

---------------

(a)  Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c)  Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                            FOR THE
                                       SIX MONTHS ENDED                   FOR THE YEARS ENDED MAY 31,
                                       NOVEMBER 30, 2001    --------------------------------------------------------
                                          (UNAUDITED)         2001        2000        1999        1998        1997
     INSTITUTIONAL CLASS SHARES        -----------------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................        $23.25           $28.83      $28.18      $24.98      $19.16      $15.29
                                         ----------            -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income..............          0.06             0.11        0.12        0.15        0.19        0.24
  Net realized and unrealized gains/
    (losses) on investments..........         (1.66)           (3.39)       1.41        4.30        6.00        4.13
                                         ----------            -----       -----       -----       -----       -----
  Total from Investment Activities...         (1.60)           (3.28)       1.53        4.45        6.19        4.37
                                         ----------            -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income..............         (0.06)           (0.10)      (0.11)      (0.15)      (0.19)      (0.25)
  Net realized gains.................            --            (2.20)      (0.77)      (1.10)      (0.18)      (0.25)
                                         ----------            -----       -----       -----       -----       -----
  Total Dividends....................         (0.06)           (2.30)      (0.88)      (1.25)      (0.37)      (0.50)
                                         ----------            -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD.......        $21.59           $23.25      $28.83      $28.18      $24.98      $19.16
                                         ==========            =====       =====       =====       =====       =====

TOTAL RETURN.........................         (6.90%)(a)      (12.02%)      5.35%      18.25%      32.53%      29.06%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)....      $131,672         $154,776    $290,637    $288,804    $259,585    $233,454
Ratio of expenses to average net
  assets.............................          0.94% (b)        0.90%       0.87%       0.90%       0.91%       0.83%
Ratio of net investment income to
  average net assets.................          0.53% (b)        0.38%       0.43%       0.58%       0.83%       1.43%
Ratio of expenses to average net
  assets.............................          0.94% (b)        0.90%       0.87%       0.90%       0.91%       0.92%(c)
Portfolio turnover(d)................          0.00%            2.51%       8.83%       7.20%       4.78%       1.41%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                             FOR THE
                                        SIX MONTHS ENDED                   FOR THE YEARS ENDED MAY 31,
                                        NOVEMBER 30, 2001    -------------------------------------------------------
                                           (UNAUDITED)        2001        2000        1999        1998        1997
            CLASS A SHARES              -----------------    -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................        $23.18          $28.78      $28.16      $24.97      $19.16      $15.29
                                          ----------           -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income...............          0.03            0.05        0.05        0.09        0.13        0.20
  Net realized and unrealized
    gains/(losses) on investments.....         (1.66)          (3.38)       1.40        4.30        5.99        4.13
                                          ----------           -----       -----       -----       -----       -----
  Total from Investment Activities....         (1.63)          (3.33)       1.45        4.39        6.12        4.33
                                          ----------           -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income...............         (0.04)          (0.07)      (0.06)      (0.10)      (0.13)      (0.21)
  Net realized gains..................            --           (2.20)      (0.77)      (1.10)      (0.18)      (0.25)
                                          ----------           -----       -----       -----       -----       -----
  Total Dividends.....................         (0.04)          (2.27)      (0.83)      (1.20)      (0.31)      (0.46)
                                          ----------           -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD........        $21.51          $23.18      $28.78      $28.16      $24.97      $19.16
                                          ==========           =====       =====       =====       =====       =====

TOTAL RETURN (EXCLUDES SALES
  CHARGE).............................         (7.02%)(a)     (12.24%)      5.08%      17.92%      32.20%      28.75%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).....       $33,560         $43,028     $53,777     $59,045     $41,474     $19,531
Ratio of expenses to average net
  assets..............................          1.19% (b)       1.15%       1.12%       1.15%       1.16%       1.06%
Ratio of net investment income to
  average net assets..................          0.29% (b)       0.17%       0.18%       0.33%       0.58%       1.18%
Ratio of expenses to average net
  assets..............................          1.29% (b)(c)    1.25%(c)    1.12%       1.15%       1.16%       1.14%(c)
Portfolio turnover(d).................          0.00%           2.51%       8.83%       7.20%       4.78%       1.41%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                   FOR THE         FOR THE YEARS ENDED
                                                              SIX MONTHS ENDED           MAY 31,               FOR THE
                                                              NOVEMBER 30, 2001    --------------------     PERIOD ENDED
                                                                 (UNAUDITED)        2001         2000      MAY 31, 1999(A)
                       CLASS B SHARES                         -----------------    -------      -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $22.86         $28.55       $28.08         $23.12
                                                                ----------         ------       ------     ----------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................         (0.05)         (0.13)       (0.13)         (0.02)
  Net realized and unrealized gains/(losses) on
    investments.............................................         (1.63)          3.35         1.37           6.11
                                                                ----------         ------       ------     ----------
  Total from Investment Activities..........................         (1.68)         (3.48)        1.24           6.09
                                                                ----------         ------       ------     ----------
DIVIDENDS:
  Net investment income.....................................         (0.02)         (0.01)          --          (0.03)
  Net realized gains........................................            --          (2.20)       (0.77)         (1.10)
                                                                ----------         ------       ------     ----------
  Total Dividends...........................................         (0.02)         (2.21)       (0.77)         (1.13)
                                                                ----------         ------       ------     ----------
NET ASSET VALUE, END OF PERIOD..............................        $21.16         $22.86       $28.55         $28.08
                                                                ==========         ======       ======     ==========

TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................         (7.37%)(b)    (12.87%)       4.31%         26.80% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................        $5,564         $6,328       $7,189         $2,975
Ratio of expenses to average net assets.....................          1.94% (c)      1.90%        1.87%          1.88% (c)
Ratio of net investment loss to average net assets..........         (0.46%)(c)     (0.58%)      (0.57%)        (0.33%)(c)
Portfolio turnover(d).......................................          0.00%          2.51%        8.83%          7.20%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                             FOR THE
                                        SIX MONTHS ENDED                   FOR THE YEARS ENDED MAY 31,
                                        NOVEMBER 30, 2001    -------------------------------------------------------
                                           (UNAUDITED)        2001        2000        1999        1998        1997
      INSTITUTIONAL CLASS SHARES        -----------------    -------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................        $15.59          $17.13      $18.61      $20.11      $16.71      $14.05
                                          ----------           -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income/(loss)........          0.00*          (0.01)      (0.00)*      0.06        0.08        0.13
  Net realized and unrealized
    gains/(losses) on investments.....         (1.15)           0.93        1.66       (0.34)       4.40        2.99
                                          ----------           -----       -----       -----       -----       -----
  Total from Investment Activities....         (1.15)           0.92        1.66       (0.28)       4.48        3.12
                                          ----------           -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income...............            --              --          --       (0.06)      (0.08)      (0.13)
  Net realized gains..................            --           (2.46)      (3.14)      (1.16)      (1.00)      (0.33)
                                          ----------           -----       -----       -----       -----       -----
  Total Dividends.....................            --           (2.46)      (3.14)      (1.22)      (1.08)      (0.46)
                                          ----------           -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD........        $14.44          $15.59      $17.13      $18.61      $20.11      $16.71
                                          ==========           =====       =====       =====       =====       =====

TOTAL RETURN..........................         (7.38%)(a)       5.13%       8.55%      (1.06%)     27.15%      22.62%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).....       $76,397         $74,765     $95,307    $106,330    $168,116    $125,035
Ratio of expenses to average net
  assets..............................          1.14% (b)       1.13%       1.11%       1.09%       1.07%       0.92%
Ratio of net investment income/(loss)
  to average net assets...............          0.03% (b)      (0.03%)     (0.03%)      0.34%       0.41%       0.89%
Ratio of expenses to average net
  assets..............................          1.14% (b)       1.13%       1.11%       1.09%       1.07%       1.06%(c)
Portfolio turnover(d).................          2.94%          62.14%      56.82%      33.27%      20.48%       7.72%

---------------

 * Less than $ 0.005 per share.

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                             FOR THE
                                        SIX MONTHS ENDED                   FOR THE YEARS ENDED MAY 31,
                                        NOVEMBER 30, 2001     ------------------------------------------------------
                                           (UNAUDITED)         2001        2000        1999        1998        1997
CLASS A SHARES                          -----------------     -------     -------     -------     -------     ------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................        $15.49           $17.07      $18.59      $20.10      $16.72     $14.05
                                          ----------            -----       -----       -----       -----      -----
INVESTMENT ACTIVITIES:
  Net investment income/(loss)........         (0.02)           (0.04)      (0.05)       0.02        0.03       0.09
  Net realized and unrealized
    gains/(losses) on investments.....         (1.14)            0.92        1.67       (0.34)       4.39       3.00
                                          ----------            -----       -----       -----       -----      -----
  Total from Investment Activities....         (1.16)            0.88        1.62       (0.32)       4.42       3.09
                                          ----------            -----       -----       -----       -----      -----
DIVIDENDS:
  Net investment income...............            --               --          --       (0.03)      (0.03)     (0.09)
  In excess of net investment
    income............................            --               --          --          --       (0.01)        --
  Net realized gains..................            --            (2.46)      (3.14)      (1.16)      (1.00)     (0.33)
                                          ----------            -----       -----       -----       -----      -----
  Total Dividends.....................            --            (2.46)      (3.14)      (1.19)      (1.04)     (0.42)
                                          ----------            -----       -----       -----       -----      -----
NET ASSET VALUE, END OF PERIOD........        $14.33           $15.49      $17.07      $18.59      $20.10     $16.72
                                          ==========            =====       =====       =====       =====      =====

TOTAL RETURN (EXCLUDES SALES
  CHARGE).............................         (7.49%)(a)        4.90%       8.27%      (1.31%)     26.82%     22.33%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).....       $10,885          $14,890     $16,708     $20,409     $19,298     $5,911
Ratio of expenses to average net
  assets..............................          1.39% (b)        1.38%       1.36%       1.35%       1.32%      1.19%
Ratio of net investment income/(loss)
  to average net assets...............         (0.24%)(b)       (0.27%)     (0.28%)      0.10%       0.16%      0.65%
Ratio of expenses to average net
  assets..............................          1.49% (b)(c)     1.48%(c)    1.36%       1.35%       1.32%      1.30%(c)
Portfolio turnover(d).................          2.94%           62.14%      56.82%      33.27%      20.48%      7.72%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                  FOR THE          FOR THE YEARS ENDED
                                                             SIX MONTHS ENDED            MAY 31,               FOR THE
                                                             NOVEMBER 30, 2001     --------------------     PERIOD ENDED
                                                                (UNAUDITED)         2001         2000      MAY 31, 1999(A)
                      CLASS B SHARES                         -----------------     -------      -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $15.11           $16.82       $18.49         $16.40
                                                             -----------           ------       ------     ----------
INVESTMENT ACTIVITIES:
  Net investment loss......................................        (0.07)           (0.17)       (0.11)         (0.06)
  Net realized and unrealized gains/(losses) on
    investments............................................        (1.11)            0.92         1.58           3.32
                                                             -----------           ------       ------     ----------
  Total from Investment Activities.........................        (1.18)            0.75         1.47           3.26
                                                             -----------           ------       ------     ----------
DIVIDENDS:
  Net investment income....................................           --               --           --          (0.01)
  Net realized gains.......................................           --            (2.46)       (3.14)         (1.16)
                                                             -----------           ------       ------     ----------
  Total Dividends..........................................           --            (2.46)       (3.14)         (1.17)
                                                             -----------           ------       ------     ----------
NET ASSET VALUE, END OF PERIOD.............................       $13.93           $15.11       $16.82         $18.49
                                                             ===========           ======       ======     ==========

TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)..................        (7.81%)(b)        4.14%        7.37%         20.28% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..........................         $430             $473         $449           $138
Ratio of expenses to average net assets....................         2.14% (c)        2.13%        2.13%          2.10% (c)
Ratio of net investment loss to average net assets.........        (0.98%)(c)       (1.03%)      (1.07%)        (0.73%)(c)
Portfolio turnover(d)......................................         2.94%           62.14%       56.82%         33.27%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                      FOR THE
                                                 SIX MONTHS ENDED       FOR THE YEARS ENDED MAY 31,          FOR THE
                                                 NOVEMBER 30, 2001    -------------------------------     PERIOD ENDED
                                                    (UNAUDITED)        2001        2000        1999      MAY 31, 1998(A)
          INSTITUTIONAL CLASS SHARES             -----------------    -------     -------     -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD...........        $ 8.62          $ 8.32      $ 8.13      $ 9.92         $10.00
                                                   ----------           -----       -----       -----      ---------
INVESTMENT ACTIVITIES:
  Net investment loss..........................         (0.02)          (0.04)      (0.04)      (0.03)         (0.03)(b)
  Net realized and unrealized gains/(losses) on
    investments................................         (0.42)           0.34        0.23       (1.68)         (0.05)
                                                   ----------           -----       -----       -----      ---------
  Total from Investment Activities.............         (0.44)           0.30        0.19       (1.71)         (0.08)
                                                   ----------           -----       -----       -----      ---------
DIVIDENDS:
  Net realized gains...........................            --              --          --       (0.08)            --
                                                   ----------           -----       -----       -----      ---------
  Total Dividends..............................            --              --          --       (0.08)            --
                                                   ----------           -----       -----       -----      ---------
NET ASSET VALUE, END OF PERIOD.................        $ 8.18          $ 8.62      $ 8.32      $ 8.13         $ 9.92
                                                   ==========           =====       =====       =====      =========

TOTAL RETURN...................................         (5.10%)(c)       3.61%       2.34%     (17.25%)        (0.80%)(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..............       $33,098         $33,896     $44,031     $54,722        $61,450
Ratio of expenses to average net assets........          1.29% (d)       1.29%       1.27%       1.40%          1.45% (d)
Ratio of net investment loss to average net
  assets.......................................         (0.49%)(d)      (0.46%)     (0.45%)     (0.36%)        (0.41%)(d)
Ratio of expenses to average net assets........          1.49% (d)(e)    1.49%(e)    1.43%(e)    1.40%          1.45% (d)
Portfolio turnover(f)..........................         26.54%          93.16%      69.64%      34.52%         12.28%

---------------

(a) Fund commenced operations on October 1, 1997.

(b) Calculated based on average shares during the period.

(c) Not annualized.

(d) Annualized.

(e) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                     FOR THE
                                                SIX MONTHS ENDED        FOR THE YEARS ENDED MAY 31,          FOR THE
                                                NOVEMBER 30, 2001     -------------------------------     PERIOD ENDED
                                                   (UNAUDITED)         2001        2000        1999      MAY 31, 1998(A)
                CLASS A SHARES                  -----------------     -------     -------     -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD..........        $ 8.54           $ 8.26      $ 8.09      $ 9.91         $10.00
                                                  ----------            -----       -----       -----      ---------
INVESTMENT ACTIVITIES:
  Net investment loss.........................         (0.04)           (0.06)      (0.07)      (0.05)         (0.04)(b)
  Net realized and unrealized gains/(losses)
    on investments............................         (0.41)            0.34        0.24       (1.69)         (0.05)
                                                  ----------            -----       -----       -----      ---------
  Total from Investment Activities............         (0.45)            0.28        0.17       (1.74)         (0.09)
                                                  ----------            -----       -----       -----      ---------
DIVIDENDS:
  Net realized gains..........................            --               --          --       (0.08)            --
                                                  ----------            -----       -----       -----      ---------
  Total Dividends.............................            --               --          --       (0.08)            --
                                                  ----------            -----       -----       -----      ---------
NET ASSET VALUE, END OF PERIOD................        $ 8.09           $ 8.54      $ 8.26      $ 8.09         $ 9.91
                                                  ==========            =====       =====       =====      =========

TOTAL RETURN (EXCLUDES SALES CHARGE)..........         (5.27%)(c)        3.39%       2.10%     (17.57%)        (0.90%)(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).............        $2,056           $3,786      $3,967      $5,071         $3,704
Ratio of expenses to average net assets.......          1.53% (d)        1.54%       1.52%       1.65%          1.70% (d)
Ratio of net investment loss to average net
  assets......................................         (0.72%)(d)       (0.70%)     (0.70%)     (0.61%)        (0.66%)(d)
Ratio of expenses to average net assets.......          1.83% (d)(e)     1.84%(e)    1.68%(e)    1.65%          1.70% (d)
Portfolio turnover(f).........................         26.54%           93.16%      69.64%      34.52%         12.28%

---------------

(a) Fund commenced operations on October 1, 1997.

(b) Calculated based on average shares during the period.

(c) Not annualized.

(d) Annualized.

(e) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                  FOR THE          FOR THE YEARS ENDED
                                                             SIX MONTHS ENDED            MAY 31,               FOR THE
                                                             NOVEMBER 30, 2001     --------------------     PERIOD ENDED
                                                                (UNAUDITED)         2001         2000      MAY 31, 1999(A)
                      CLASS B SHARES                         -----------------     -------      -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $ 8.38           $ 8.16       $ 8.06         $ 7.47
                                                             -----------           ------       ------     ----------
INVESTMENT ACTIVITIES:
  Net investment loss......................................        (0.06)           (0.14)       (0.14)         (0.05)
  Net realized and unrealized gains/(losses) on
    investments............................................        (0.41)            0.36         0.24           0.72
                                                             -----------           ------       ------     ----------
  Total from Investment Activities.........................        (0.47)            0.22         0.10           0.67
                                                             -----------           ------       ------     ----------
DIVIDENDS:
  Net realized gains.......................................           --               --           --          (0.08)
                                                             -----------           ------       ------     ----------
  Total Dividends..........................................           --               --           --          (0.08)
                                                             -----------           ------       ------     ----------
NET ASSET VALUE, END OF PERIOD.............................       $ 7.91           $ 8.38       $ 8.16         $ 8.06
                                                             ===========           ======       ======     ==========

TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)..................        (5.61%)(b)        2.70%        1.24%          8.95% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..........................          $45              $47          $53            $48
Ratio of expenses to average net assets....................         2.29% (c)        2.29%        2.27%          2.40% (c)
Ratio of net investment loss to average net assets.........        (1.49%)(c)       (1.45%)      (1.47%)        (1.40%)(c)
Ratio of expenses to average net assets....................         2.49% (c)(d)     2.49%(d)     2.43%(d)       2.40% (c)
Portfolio turnover(e)......................................        26.54%           93.16%       69.64%         34.52%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                   FOR THE
                                                              SIX MONTHS ENDED         FOR THE
                                                              NOVEMBER 30, 2001     PERIOD ENDED
                                                                 (UNAUDITED)       MAY 31, 2001(A)
                 INSTITUTIONAL CLASS SHARES                   -----------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 7.89              $10.00
                                                                 ---------           ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................         (0.02)              (0.01)
  Net realized and unrealized losses on investments.........         (1.18)              (2.10)
                                                                ----------           ---------
  Total from Investment Activities..........................         (1.20)              (2.11)
                                                                ----------           ---------
DIVIDENDS:
  Net investment income.....................................            --               (0.00)*
                                                                ----------           ---------
  Total Dividends...........................................            --               (0.00)
                                                                ----------           ---------
NET ASSET VALUE, END OF PERIOD..............................        $ 6.69              $ 7.89
                                                                ==========           =========

TOTAL RETURN................................................        (15.21%)(b)         (21.08%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................       $18,430             $18,473
Ratio of expenses to average net assets.....................          1.25% (c)           1.25% (c)
Ratio of net investment loss to average net assets..........         (0.57%)(c)          (0.22%)(c)
Portfolio turnover(d).......................................         88.71%             140.49%

---------------

 * Less than $ 0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                   FOR THE
                                                              SIX MONTHS ENDED         FOR THE
                                                              NOVEMBER 30, 2001     PERIOD ENDED
                                                                 (UNAUDITED)       MAY 31, 2001(A)
                       CLASS A SHARES                         -----------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 7.87              $10.00
                                                                ----------           ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................         (0.03)              (0.02)
  Net realized and unrealized losses on investments.........         (1.17)              (2.11)
                                                                ----------           ---------
  Total from Investment Activities..........................         (1.20)              (2.13)
                                                                ----------           ---------
DIVIDENDS:
  Net investment income.....................................            --               (0.00)*
                                                                ----------           ---------
  Total Dividends...........................................            --               (0.00)
                                                                ----------           ---------
NET ASSET VALUE, END OF PERIOD..............................        $ 6.67              $ 7.87
                                                                ==========           =========

TOTAL RETURN (EXCLUDES SALES CHARGE)........................        (15.25%)(b)         (21.28%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................          $558                $809
Ratio of expenses to average net assets.....................          1.50% (c)           1.50% (c)
Ratio of net investment loss to average net assets..........         (0.83%)(c)          (0.48%)(c)
Ratio of expenses to average net assets(d)..................          1.60% (c)           1.60% (c)
Portfolio turnover(e).......................................         88.71%             140.49%

---------------

 * Less than $ 0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                   FOR THE
                                                              SIX MONTHS ENDED         FOR THE
                                                              NOVEMBER 30, 2001     PERIOD ENDED
                                                                 (UNAUDITED)       MAY 31, 2001(A)
                       CLASS B SHARES                         -----------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 7.84              $10.00
                                                                ----------           ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................         (0.06)              (0.06)
  Net realized and unrealized losses on investments.........         (1.17)              (2.10)
                                                                ----------           ---------
  Total from Investment Activities..........................         (1.23)              (2.16)
                                                                ----------           ---------
DIVIDENDS:
  Net investment income.....................................            --               (0.00)*
                                                                ----------           ---------
  Total Dividends...........................................            --               (0.00)
                                                                ----------           ---------
NET ASSET VALUE, END OF PERIOD..............................        $ 6.61              $ 7.84
                                                                ----------           ---------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        (15.69%)(b)         (21.60%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................          $199                $249
Ratio of expenses to average net assets.....................          2.25% (c)           2.25% (c)
Ratio of net investment loss to average net assets..........         (1.58%)(c)          (1.26%)(c)
Portfolio turnover(d).......................................         88.71%             140.49%

---------------

 * Less than $ 0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

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[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark Financial Services, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-SEM-5504-11/01

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 2001

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                Financial Services, Inc.
                Performance Funds'
                Investment Advisor

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.